UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Strategic Dividend & Income®
Fund

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.22%
Actual		$ 1,000.00	$ 1,121.60	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class T	1.47%
Actual		$ 1,000.00	$ 1,118.60	$ 7.76
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.39
Class B	1.98%
Actual		$ 1,000.00	$ 1,116.10	$ 10.45
HypotheticalA		$ 1,000.00	$ 1,015.06	$ 9.95
Class C	1.97%
Actual		$ 1,000.00	$ 1,117.30	$ 10.40
HypotheticalA		$ 1,000.00	$ 1,015.11	$ 9.90
Strategic Dividend and Income	.97%
Actual		$ 1,000.00	$ 1,121.20	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.89
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,121.40	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.2	2.1
Bank of America Corp.	2.1	1.3
Wells Fargo & Co.	1.9	1.5
AT&T, Inc.	1.3	1.4
Exxon Mobil Corp.	1.3	4.2
Morgan Stanley	1.1	0.3
Simon Property Group, Inc.	1.1	0.8
Chevron Corp.	1.1	1.9
Pfizer, Inc.	1.0	0.6
Johnson & Johnson	0.8	1.2
	13.9
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.8	34.6
Energy	9.9	12.2
Information Technology	9.2	9.3
Health Care	8.6	9.0
Consumer Discretionary	8.4	7.1
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Common Stocks 63.8%		Common Stocks 62.1%
	Preferred Stocks 20.4%		Preferred Stocks 19.5%
	Convertible Bonds 12.0%		Convertible Bonds 14.2%
	Other Investments 2.7%		Other Investments 2.4%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	7.0%	** Foreign investments	7.2%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.3%
	Principal Amount	Value
Convertible Bonds - 12.0%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.2%
BorgWarner, Inc. 3.5% 4/15/12	$ 810,000	$ 992,250
Johnson Controls, Inc. 6.5% 9/30/12	70,000	129,649
		1,121,899
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	500,000	651,500
Hotels, Restaurants & Leisure - 0.1%
International Game Technology 3.25% 5/1/14 (g)	260,000	289,281
Wyndham Worldwide Corp. 3.5% 5/1/12	360,000	398,299
		687,580
Household Durables - 0.2%
Newell Rubbermaid, Inc. 5.5% 3/15/14	580,000	883,073
Media - 0.2%
Interpublic Group of Companies, Inc. 4.75% 3/15/23	440,000	372,636
Live Nation, Inc. 2.875% 7/15/27	230,000	112,884
Regal Entertainment Group 6.25% 3/15/11 (g)	300,000	285,036
		770,556
Specialty Retail - 0.0%
Charming Shoppes, Inc. 1.125% 5/1/14	120,000	67,200
United Auto Group, Inc. 3.5% 4/1/26	100,000	85,327
		152,527
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	200,000	173,000
TOTAL CONSUMER DISCRETIONARY		4,440,135
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	450,000	494,055
Food & Staples Retailing - 0.2%
Nash-Finch Co. 1.6314% 3/15/35 (e)	700,000	269,997
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	1,080,000	756,000
		1,025,997
Food Products - 0.2%
Archer Daniels Midland Co. 0.875% 2/15/14	340,000	313,242
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. 4% 6/30/13	$ 740,000	$ 611,610
Tyson Foods, Inc. 3.25% 10/15/13	480,000	507,408
		1,432,260
TOTAL CONSUMER STAPLES		2,952,312
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Schlumberger Ltd. 2.125% 6/1/23	140,000	214,018
SESI LLC 1.5% 12/15/26 (e)(g)	690,000	593,400
		807,418
Oil, Gas & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,550,000	1,226,205
Chesapeake Energy Corp. 2.5% 5/15/37	2,840,000	2,095,920
Massey Energy Co. 3.25% 8/1/15	350,000	235,620
Peabody Energy Corp. 4.75% 12/15/66	1,640,000	1,276,084
		4,833,829
TOTAL ENERGY		5,641,247
FINANCIALS - 1.1%
Capital Markets - 0.0%
GLG Partners, Inc. 5% 5/15/14 (g)	125,000	122,688
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	1,780,000	1,445,538
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. 8% 4/15/29 (g)	190,000	198,911
Health Care REIT, Inc. 4.75% 12/1/26	1,330,000	1,294,223
Host Hotels & Resorts LP 2.625% 4/15/27 (g)	735,000	606,375
SL Green Realty Corp. 3% 3/30/27 (g)	290,000	236,713
Ventas, Inc. 3.875% 11/15/11 (g)	2,570,000	2,517,264
		4,853,486
TOTAL FINANCIALS		6,421,712
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - 3.0%
Biotechnology - 0.5%
Amgen, Inc.:
0.125% 2/1/11	$ 990,000	$ 925,511
0.375% 2/1/13	1,050,000	939,750
Cephalon, Inc. 2% 6/1/15	420,000	544,950
Gilead Sciences, Inc. 0.625% 5/1/13	280,000	337,148
Protein Design Labs, Inc. 2% 2/15/12	110,000	93,069
		2,840,428
Health Care Equipment & Supplies - 1.6%
Beckman Coulter, Inc.:
2.5% 12/15/36 (g)	2,000,000	1,965,000
2.5% 12/15/36	1,430,000	1,404,975
Hologic, Inc. 2% 12/15/37 (e)	410,000	284,950
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	4,000,000	3,750,000
3% 5/15/16	410,000	384,375
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	370,000	285,867
Medtronic, Inc. 1.625% 4/15/13	590,000	541,355
		8,616,522
Health Care Providers & Services - 0.3%
Chemed Corp. 1.875% 5/15/14	150,000	110,820
LifePoint Hospitals, Inc. 3.5% 5/15/14	2,110,000	1,734,420
		1,845,240
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,030,000	1,711,088
Invitrogen Corp.:
1.5% 2/15/24	270,000	260,226
3.25% 6/15/25	270,000	271,701
		2,243,015
Pharmaceuticals - 0.2%
Mylan, Inc.:
1.25% 3/15/12	790,000	693,699
3.75% 9/15/15 (g)	450,000	511,727
		1,205,426
TOTAL HEALTH CARE		16,750,631
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Alliant Techsystems, Inc.:
2.75% 9/15/11	$ 1,000,000	$ 1,056,400
3% 8/15/24	840,000	1,012,956
		2,069,356
Airlines - 0.0%
U.S. Airways Group, Inc. 7.25% 5/15/14	250,000	193,875
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 6/1/14 (g)	360,000	356,832
United Rentals North America, Inc. 1.875% 10/15/23	140,000	126,700
		483,532
Construction & Engineering - 0.1%
Fluor Corp. 1.5% 2/15/24	210,000	354,291
Quanta Services, Inc. 3.75% 4/30/26	190,000	213,038
		567,329
Electrical Equipment - 0.2%
General Cable Corp.:
0.875% 11/15/13	570,000	531,639
1% 10/15/12	540,000	421,200
Sunpower Corp. 4.75% 4/15/14	250,000	310,725
		1,263,564
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	210,000	233,184
Machinery - 0.3%
AGCO Corp. 1.25% 12/15/36	570,000	520,581
Barnes Group, Inc.:
3.375% 3/15/27	320,000	265,600
3.75% 8/1/25	220,000	213,950
Danaher Corp. 0% 1/22/21	400,000	364,688
Terex Corp. 4% 6/1/15	450,000	471,915
		1,836,734
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12	190,000	118,047
Professional Services - 0.1%
CBIZ, Inc. 3.125% 6/1/26	270,000	230,850
FTI Consulting, Inc. 3.75% 7/15/12	170,000	286,297
		517,147
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.2%
Hertz Global Holdings, Inc. 5.25% 6/1/14	$ 840,000	$ 852,350
TOTAL INDUSTRIALS		8,135,118
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.6%
CommScope, Inc. 3.25% 7/1/15	830,000	921,091
Finisar Corp. 2.5% 10/15/10	2,250,000	1,306,125
L-3 Communications Corp. 3% 8/1/35	140,000	137,550
Lucent Technologies, Inc.:
2.875% 6/15/23	560,000	516,600
2.875% 6/15/25	630,000	397,908
		3,279,274
Computers & Peripherals - 0.3%
EMC Corp.:
1.75% 12/1/11	180,000	180,000
1.75% 12/1/13	1,240,000	1,212,658
Maxtor Corp. 2.375% 8/15/12	390,000	319,963
		1,712,621
Electronic Equipment & Components - 0.2%
Anixter International, Inc. 1% 2/15/13	160,000	136,213
FLIR Systems, Inc. 3% 6/1/23	40,000	80,964
Itron, Inc. 2.5% 8/1/26	360,000	406,908
L-1 Identity Solutions, Inc. 3.75% 5/15/27	515,000	376,671
		1,000,756
Internet Software & Services - 0.2%
VeriSign, Inc. 3.25% 8/15/37	1,410,000	1,148,175
IT Services - 0.6%
CACI International, Inc. 2.125% 5/1/14	2,820,000	2,516,850
VeriFone Holdings, Inc. 1.375% 6/15/12	1,150,000	789,935
		3,306,785
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc. 6% 5/1/15	2,240,000	1,075,200
Amkor Technology, Inc.:
2.5% 5/15/11	190,000	170,050
6% 4/15/14 (g)	610,000	975,756
Diodes, Inc. 2.25% 10/1/26	420,000	343,098
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp. 2.95% 12/15/35	$ 1,550,000	$ 1,267,885
Micron Technology, Inc.:
1.875% 6/1/14	460,000	268,520
4.25% 10/15/13	200,000	234,750
ON Semiconductor Corp. 2.625% 12/15/26	850,000	766,445
		5,101,704
Software - 0.2%
Symantec Corp.:
0.75% 6/15/11	90,000	90,801
1% 6/15/13	1,130,000	1,150,001
		1,240,802
TOTAL INFORMATION TECHNOLOGY		16,790,117
MATERIALS - 0.3%
Chemicals - 0.0%
Ferro Corp. 6.5% 8/15/13	210,000	90,048
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	200,000	318,000
Allegheny Technologies, Inc. 4.25% 6/1/14	160,000	174,099
ArcelorMittal SA 5% 5/15/14	100,000	126,630
Century Aluminum Co. 1.75% 8/1/24	520,000	356,876
Newmont Mining Corp. 3% 2/15/12	190,000	234,840
Placer Dome, Inc. 2.75% 10/15/23	150,000	236,250
		1,446,695
TOTAL MATERIALS		1,536,743
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Alaska Communication Systems Group, Inc. 5.75% 3/1/13 (g)	40,000	28,976
Qwest Communications International, Inc. 3.5% 11/15/25	670,000	675,025
Time Warner Telecom, Inc. 2.375% 4/1/26	660,000	586,608
		1,290,609
Wireless Telecommunication Services - 0.6%
American Tower Corp. 3% 8/15/12	100,000	156,510
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Leap Wireless International, Inc. 4.5% 7/15/14 (g)	$ 3,230,000	$ 2,656,675
SBA Communications Corp. 4% 10/1/14 (g)	200,000	205,010
		3,018,195
TOTAL TELECOMMUNICATION SERVICES		4,308,804
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 2.875% 12/1/24	230,000	231,817
TOTAL CONVERTIBLE BONDS		67,208,636
Nonconvertible Bonds - 2.3%
FINANCIALS - 1.9%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,350,812
Lehman Brothers Holdings, Inc. 1.5038% (d)(h)	1,000,000	100
		2,350,912
Commercial Banks - 0.7%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	1,260,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	732,500
Wells Fargo Capital XIII 7.7% (h)	2,000,000	1,560,000
		3,552,500
Diversified Financial Services - 0.8%
Goldman Sachs Capital II 5.793% (h)	2,000,000	1,160,314
JPMorgan Chase & Co. 7.9% (h)	4,000,000	3,340,120
		4,500,434
TOTAL FINANCIALS		10,403,846
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	$ 3,000,000	$ 2,160,000
TOTAL NONCONVERTIBLE BONDS		12,563,846
TOTAL CORPORATE BONDS (Cost $84,629,327)		79,772,482
Common Stocks - 63.8%
	Shares
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.6%
Autoliv, Inc.	21,700	602,826
BorgWarner, Inc.	17,500	564,375
Federal-Mogul Corp. Class A (a)	122,235	1,222,350
Johnson Controls, Inc.	48,200	960,626
		3,350,177
Diversified Consumer Services - 0.1%
Brinks Home Security Holdings, Inc. (a)	21,600	622,080
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. unit	21,300	541,872
Las Vegas Sands Corp. unit	9,270	1,546,885
McDonald's Corp.	39,849	2,350,693
WMS Industries, Inc. (a)	13,000	461,110
		4,900,560
Household Durables - 3.0%
Black & Decker Corp.	23,600	756,852
Centex Corp.	215,500	1,816,665
D.R. Horton, Inc.	192,858	1,776,222
KB Home	164,098	2,461,470
Lennar Corp. Class A	51,800	492,618
Meritage Homes Corp. (a)	175,080	3,653,920
Newell Rubbermaid, Inc.	88,100	1,014,031
Pulte Homes, Inc.	230,900	2,031,920
Ryland Group, Inc.	100,900	1,723,372
The Stanley Works	22,610	807,177
		16,534,247
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.5%
Cablevision Systems Corp. - NY Group Class A	14,700	$ 279,741
Comcast Corp. Class A	106,700	1,469,259
The Walt Disney Co.	52,800	1,278,816
		3,027,816
Multiline Retail - 0.3%
Target Corp.	36,900	1,450,170
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	18,800	800,692
Best Buy Co., Inc.	22,200	779,220
Home Depot, Inc.	56,500	1,308,540
Lowe's Companies, Inc.	79,500	1,511,295
Staples, Inc.	53,800	1,100,210
		5,499,957
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	16,500	888,030
VF Corp.	19,100	1,085,262
		1,973,292
TOTAL CONSUMER DISCRETIONARY		37,358,299
CONSUMER STAPLES - 2.3%
Beverages - 0.4%
Carlsberg AS:
Series A	11,300	757,409
Series B	2,775	177,196
The Coca-Cola Co.	30,821	1,515,160
		2,449,765
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc.	39,200	1,949,808
Winn-Dixie Stores, Inc. (a)	35,666	544,263
		2,494,071
Food Products - 1.0%
B&G Foods, Inc. unit	96,900	1,386,639
Marine Harvest ASA (a)	1,778,000	1,047,068
Ralcorp Holdings, Inc. (a)	13,900	796,053
Smithfield Foods, Inc. (a)	84,000	1,044,120
Tyson Foods, Inc. Class A	86,500	1,152,180
		5,426,060
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.1%
Energizer Holdings, Inc. (a)	13,100	$ 684,606
Tobacco - 0.3%
British American Tobacco PLC sponsored ADR	33,500	1,834,125
TOTAL CONSUMER STAPLES		12,888,627
ENERGY - 7.7%
Energy Equipment & Services - 1.7%
Nabors Industries Ltd. (a)	42,900	767,052
Patterson-UTI Energy, Inc.	37,900	543,486
Transocean Ltd. (a)	52,900	4,204,492
Weatherford International Ltd. (a)	204,700	4,237,290
		9,752,320
Oil, Gas & Consumable Fuels - 6.0%
Cabot Oil & Gas Corp.	45,700	1,605,441
Chesapeake Energy Corp.	72,700	1,647,382
Chevron Corp.	88,900	5,926,963
ConocoPhillips	36,300	1,663,992
Exxon Mobil Corp.	102,740	7,125,019
Foundation Coal Holdings, Inc.	105,400	3,093,490
Marathon Oil Corp.	42,000	1,338,960
Massey Energy Co.	76,200	1,744,218
Noble Energy, Inc.	20,700	1,231,236
Occidental Petroleum Corp.	16,100	1,080,471
Petro-Canada	16,800	730,903
Range Resources Corp.	43,400	1,988,154
Southwestern Energy Co. (a)	46,300	2,012,661
Suncor Energy, Inc.	26,000	910,881
Valero Energy Corp.	62,100	1,389,177
		33,488,948
TOTAL ENERGY		43,241,268
FINANCIALS - 26.2%
Capital Markets - 2.0%
Deutsche Bank AG (NY Shares)	28,100	1,899,841
Goldman Sachs Group, Inc.	16,100	2,327,577
Morgan Stanley	209,400	6,349,008
State Street Corp.	13,300	617,785
		11,194,211
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 3.0%
Comerica, Inc.	44,600	$ 966,928
Huntington Bancshares, Inc.	138,100	541,352
PNC Financial Services Group, Inc.	69,024	3,144,043
TCF Financial Corp. (f)	60,700	871,652
U.S. Bancorp, Delaware	27,600	529,920
Wells Fargo & Co.	417,500	10,646,250
		16,700,145
Consumer Finance - 0.1%
Capital One Financial Corp.	30,500	745,420
Diversified Financial Services - 4.3%
Bank of America Corp.	1,027,008	11,574,380
JPMorgan Chase & Co.	328,894	12,136,182
		23,710,562
Insurance - 2.1%
ACE Ltd.	28,700	1,262,513
Axis Capital Holdings Ltd.	88,718	2,118,586
Endurance Specialty Holdings Ltd.	2,908	79,883
Everest Re Group Ltd.	47,300	3,274,579
Lincoln National Corp.	115,494	2,188,611
RenaissanceRe Holdings Ltd.	26,300	1,203,751
The Travelers Companies, Inc.	32,200	1,309,252
Transatlantic Holdings, Inc.	5,800	224,518
		11,661,693
Real Estate Investment Trusts - 13.7%
Acadia Realty Trust (SBI)	55,400	743,468
Alexandria Real Estate Equities, Inc.	45,700	1,640,630
American Campus Communities, Inc.	26,800	616,132
Apartment Investment & Management Co. Class A	169,184	1,598,789
AvalonBay Communities, Inc.	25,675	1,578,499
Boston Properties, Inc.	31,714	1,532,420
Brandywine Realty Trust (SBI)	200,600	1,494,470
Camden Property Trust (SBI)	85,500	2,566,710
CBL & Associates Properties, Inc.	264,145	1,645,623
Corporate Office Properties Trust (SBI)	72,800	2,160,704
Developers Diversified Realty Corp.	237,400	1,165,634
DiamondRock Hospitality Co.	259,233	1,685,015
Digital Realty Trust, Inc.	86,000	3,076,220
Duke Realty LP	272,700	2,593,377
Equity Residential (SBI)	101,880	2,479,759
HCP, Inc.	97,400	2,262,602
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.	121,000	$ 1,992,870
Highwoods Properties, Inc. (SBI)	135,900	3,074,058
Home Properties, Inc.	44,900	1,495,170
Host Hotels & Resorts, Inc.	88,245	827,738
Inland Real Estate Corp.	169,050	1,179,969
Kimco Realty Corp.	44,538	520,649
Kite Realty Group Trust	110,500	358,020
Liberty International PLC	37,051	222,063
Omega Healthcare Investors, Inc.	52,700	841,619
Plum Creek Timber Co., Inc. (f)	51,700	1,791,405
Potlatch Corp.	66,830	1,749,609
ProLogis Trust	412,165	3,499,281
Public Storage	56,036	3,732,558
Ramco-Gershenson Properties Trust (SBI)	41,600	374,816
Rayonier, Inc.	30,620	1,224,800
Regency Centers Corp.	54,600	1,945,398
Simon Property Group, Inc.	116,851	6,248,023
SL Green Realty Corp.	113,400	2,596,860
Sunstone Hotel Investors, Inc.	405,556	2,356,280
Tanger Factory Outlet Centers, Inc.	19,800	640,728
The Macerich Co.	127,700	2,155,576
UDR, Inc.	122,800	1,350,800
Ventas, Inc.	141,900	4,308,084
Vornado Realty Trust	72,848	3,399,088
		76,725,514
Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	99,900	755,244
CB Richard Ellis Group, Inc. Class A (a)	334,100	2,438,930
Forestar Group, Inc. (a)	89,100	1,083,456
Jones Lang LaSalle, Inc.	7,400	259,370
		4,537,000
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	128,700	992,277
TOTAL FINANCIALS		146,266,822
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.9%
Biotechnology - 0.6%
Amgen, Inc. (a)	47,800	$ 2,387,132
Biogen Idec, Inc. (a)	16,200	838,998
		3,226,130
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	48,000	451,200
C.R. Bard, Inc.	13,288	949,959
Cooper Companies, Inc.	21,300	564,663
Covidien Ltd.	51,282	1,831,793
		3,797,615
Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.	22,900	849,590
Capital Senior Living Corp. (a)	10,500	46,515
Emeritus Corp. (a)	43,701	627,983
Medco Health Solutions, Inc. (a)	23,570	1,081,627
		2,605,715
Pharmaceuticals - 3.2%
Allergan, Inc.	36,000	1,588,680
Cadence Pharmaceuticals, Inc. (a)	26,100	276,660
Johnson & Johnson	81,900	4,517,604
Merck & Co., Inc.	88,200	2,432,556
Optimer Pharmaceuticals, Inc. (a)	19,400	240,754
Pfizer, Inc.	383,200	5,820,808
ViroPharma, Inc. (a)	44,000	305,800
Wyeth	57,800	2,592,908
		17,775,770
TOTAL HEALTH CARE		27,405,230
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.5%
Heico Corp. Class A	15,214	452,617
Honeywell International, Inc.	40,500	1,342,980
Lockheed Martin Corp.	9,100	761,033
		2,556,630
Airlines - 0.1%
Delta Air Lines, Inc. (a)	57,375	333,349
Building Products - 0.5%
Aaon, Inc.	6,500	135,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Masco Corp.	93,200	$ 965,552
Owens Corning (a)	111,900	1,558,767
		2,659,519
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	51,500	694,220
Republic Services, Inc.	74,270	1,692,613
		2,386,833
Electrical Equipment - 0.4%
Regal-Beloit Corp.	23,100	912,681
Rockwell Automation, Inc.	43,700	1,341,153
		2,253,834
Industrial Conglomerates - 0.1%
Textron, Inc.	68,200	784,300
Machinery - 0.6%
Cummins, Inc.	52,800	1,712,304
Danaher Corp.	22,000	1,327,700
Timken Co.	24,600	415,986
		3,455,990
Road & Rail - 0.7%
Con-way, Inc.	71,494	2,294,957
Ryder System, Inc.	29,400	828,492
Union Pacific Corp.	21,700	1,069,159
		4,192,608
Trading Companies & Distributors - 0.1%
Fastenal Co.	8,200	272,404
W.W. Grainger, Inc.	3,400	268,022
		540,426
TOTAL INDUSTRIALS		19,163,489
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.5%
Juniper Networks, Inc. (a)	115,900	2,866,207
Computers & Peripherals - 0.2%
NCR Corp. (a)	85,100	913,974
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	85,900	2,868,201
Arrow Electronics, Inc. (a)	64,033	1,548,958
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	71,500	$ 1,645,215
Flextronics International Ltd. (a)	105,400	417,384
Ingram Micro, Inc. Class A (a)	82,550	1,363,726
Tyco Electronics Ltd.	46,600	809,442
		8,652,926
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	27,100	634,411
IT Services - 0.6%
Fidelity National Information Services, Inc.	43,000	828,180
Lender Processing Services, Inc.	38,082	1,106,282
NCI, Inc. Class A (a)	58,290	1,466,576
		3,401,038
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	41,000	1,000,810
Applied Materials, Inc.	125,100	1,408,626
ASML Holding NV (NY Shares)	40,600	840,420
Atmel Corp. (a)	167,100	643,335
Fairchild Semiconductor International, Inc. (a)	161,100	1,137,366
FormFactor, Inc. (a)	48,200	874,830
Intel Corp.	138,900	2,183,508
International Rectifier Corp. (a)	38,300	554,201
KLA-Tencor Corp.	24,100	650,700
Micron Technology, Inc. (a)	176,000	890,560
National Semiconductor Corp.	40,419	561,016
ON Semiconductor Corp. (a)	411,900	2,821,515
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	107,333	1,174,223
Texas Instruments, Inc.	28,700	556,780
		15,297,890
Software - 0.3%
BMC Software, Inc. (a)	46,800	1,595,880
TOTAL INFORMATION TECHNOLOGY		33,362,326
MATERIALS - 2.6%
Chemicals - 1.5%
Albemarle Corp.	48,956	1,381,538
Arkema	16,100	441,424
Ashland, Inc.	28,300	758,440
Celanese Corp. Class A	82,100	1,683,871
Cytec Industries, Inc.	29,300	629,364
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	48,100	$ 850,408
FMC Corp.	16,800	913,080
Lubrizol Corp.	14,819	661,965
Solutia, Inc. (a)	98,620	483,238
Terra Industries, Inc.	17,700	491,883
		8,295,211
Containers & Packaging - 0.7%
Pactiv Corp. (a)	38,100	853,440
Rock-Tenn Co. Class A	16,100	617,918
Temple-Inland, Inc.	202,047	2,582,161
		4,053,519
Metals & Mining - 0.3%
Agnico-Eagle Mines Ltd. (Canada)	7,000	432,707
Goldcorp, Inc.	10,700	422,884
Newcrest Mining Ltd.	15,135	401,845
Newmont Mining Corp.	8,000	390,960
		1,648,396
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	22,200	745,476
TOTAL MATERIALS		14,742,602
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	294,715	7,305,985
Verizon Communications, Inc.	136,800	4,002,768
		11,308,753
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	313,400	1,614,010
TOTAL TELECOMMUNICATION SERVICES		12,922,763
UTILITIES - 1.7%
Electric Utilities - 0.8%
Entergy Corp.	19,600	1,462,552
Exelon Corp.	31,600	1,517,116
FirstEnergy Corp.	35,100	1,326,429
		4,306,097
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.9%
NiSource, Inc.	69,500	$ 742,955
Sempra Energy	46,600	2,128,688
Wisconsin Energy Corp.	63,400	2,501,764
		5,373,407
TOTAL UTILITIES		9,679,504
TOTAL COMMON STOCKS (Cost $380,755,129)		357,030,930
Preferred Stocks - 20.4%

Convertible Preferred Stocks - 7.2%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.3%
Autoliv, Inc. 8.00% (a)	22,900	910,275
Johnson Controls, Inc. 11.50%	5,400	539,382
		1,449,657
Automobiles - 0.1%
Ford Motor Co. Capital Trust II 6.50%	24,000	486,000
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS (a)	2,100	1,903
Media - 0.4%
Emmis Communications Corp. Series A, 6.25%	10,100	17,776
Interpublic Group of Companies, Inc. 5.25%	4,479	2,366,928
		2,384,704
TOTAL CONSUMER DISCRETIONARY		4,322,264
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Archer Daniels Midland Co. 6.25%	18,100	638,025
Bunge Ltd.:
4.875%	700	57,658
5.125%	1,800	1,101,170
		1,796,853
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chesapeake Energy Corp. 4.50%	20,500	$ 1,419,625
El Paso Corp.:
4.99% (g)	2,000	1,671,880
4.99%	2,577	2,154,217
		5,245,722
FINANCIALS - 1.6%
Capital Markets - 0.0%
Legg Mason, Inc. 7.00%	11,600	253,692
Commercial Banks - 0.6%
KeyCorp Series A, 7.75%	12,600	839,538
Wells Fargo & Co. 7.50%	3,539	2,636,555
		3,476,093
Diversified Financial Services - 0.9%
Bank of America Corp. Series L, 7.25%	1,369	1,040,440
Citigroup, Inc. Series T, 6.50%	90,200	3,512,163
United Rentals Trust I $3.25 QUIPS	14,400	204,048
		4,756,651
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	13,300	118,370
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	34,390	412,955
Simon Property Group, Inc. 6.00%	2,100	98,427
		511,382
TOTAL FINANCIALS		9,116,188
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	3,000	1,762,620
Omnicare Capital Trust II Series B, 4.00%	5,100	190,179
		1,952,799
Pharmaceuticals - 0.3%
Mylan, Inc. 6.50%	2,115	1,797,750
TOTAL HEALTH CARE		3,750,549
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Avery Dennison Corp. 7.875%	12,100	$ 353,804
Road & Rail - 0.1%
Kansas City Southern 5.125%	1,045	787,690
TOTAL INDUSTRIALS		1,141,494
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Lucent Technologies Capital Trust I 77.50%	2,200	1,067,000
MATERIALS - 1.3%
Chemicals - 0.5%
Celanese Corp. 4.25%	93,100	2,611,455
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	2,159	2,613,599
6.75%	25,700	2,171,522
		4,785,121
TOTAL MATERIALS		7,396,576
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 6.25% PIERS	7,200	330,840
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. 4.00% (g)	1,650	1,884,135
Multi-Utilities - 0.8%
CMS Energy Corp. 4.50%	70,000	4,281,900
TOTAL UTILITIES		6,166,035
TOTAL CONVERTIBLE PREFERRED STOCKS		40,333,521
Nonconvertible Preferred Stocks - 13.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	703,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
H.J. Heinz Finance Co. 8.00% (g)	30	$ 2,520,000
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	19,375	1,530,625
FINANCIALS - 6.6%
Capital Markets - 1.3%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,359,200
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	670,000
Series D, 0.00%	200,000	3,060,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,192,400
		7,281,600
Commercial Banks - 2.1%
ABN AMRO Capital Funding Trust V 5.90%	20,000	230,800
ABN AMRO Capital Funding Trust VII 6.08%	40,400	462,176
Barclays Bank PLC Series 2	40,000	644,000
BNY Capital V 5.95%	115,000	2,423,050
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	1,300,000
Keycorp Capital IX 6.75%	40,000	695,200
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	386,800
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	478,000
6.50%	40,000	696,000
6.80%	160,000	2,720,000
USB Capital XII 6.30%	80,000	1,662,400
		11,698,426
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	23,280
Diversified Financial Services - 1.4%
Bank of America Corp.:
3.00%	70,000	885,500
4.00%	97,700	1,460,615
Series D, 0.00%	20,000	312,000
Series E, 0.00%	80,000	1,225,600
Series H, 8.20%	80,000	1,520,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Bank Capital Funding Trust VIII 6.375%	80,000	$ 1,348,800
General Electric Capital Corp. 6.05%	40,000	868,000
		7,620,515
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	630,000
Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,264,000
Hospitality Properties Trust:
Series B, 8.875%	125,000	2,376,250
Series C, 7.00%	100,000	1,430,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	412,400
Public Storage Series M, 6.625%	50,000	1,035,500
Vornado Realty Trust Series E, 7.00%	40,000	741,200
		7,259,350
Thrifts & Mortgage Finance - 0.4%
Fannie Mae:
Series E, 5.10%	27,562	9,647
Series H, 5.81%	71,200	69,064
Series I, 5.375%	5,000	8,250
Series L, 5.125%	140,900	116,947
Series N, 5.50%	92,650	83,385
Series O, 7.00%	42,200	31,650
Series R, 7.65%	40,000	21,600
Series T, 8.25%	40,000	27,200
Freddie Mac:
5.30%	40,000	16,000
Series F, 5.00%	68,500	50,690
Series H, 5.10%	10,300	6,901
Series K, 5.79%	25,200	20,160
Series O, 5.81%	19,500	14,820
Series R, 5.70%	117,000	79,560
Series S, 0.00%	10,000	6,300
Series U, 5.90%	40,000	14,400
Series V, 5.57%	566,000	209,420
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series W, 5.66%	161,600	$ 56,560
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,512,000
		2,354,554
TOTAL FINANCIALS		36,867,725
MATERIALS - 0.2%
Chemicals - 0.2%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	772,101
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	2,677	140,355
TOTAL MATERIALS		912,456
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.375%	161,800	4,122,664
UTILITIES - 4.8%
Electric Utilities - 4.1%
Alabama Power Co.:
4.60%	2,000	152,000
5.20%	57,300	1,217,625
5.625%	80,000	1,500,000
6.45%	80,000	1,762,504
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	855,000
Duquesne Light Co. 6.50%	66,050	2,575,950
FPL Group Capital Trust I 5.875%	20,000	480,600
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,563,000
Mid-American Energy Co. 4.40%	5,000	312,188
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,459,602
Series D 5.00%	69,200	1,439,360
PPL Electric Utilities Corp. 6.25%	190,000	4,037,500
Southern California Edison Co.:
6.125%	35,000	2,730,000
Series C:
4.24%	54,600	944,580
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
Series C: - continued
6.00%	20,000	$ 1,558,126
Series D, 4.32%	15,000	273,750
		22,861,785
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	264,000
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,157,296
San Diego Gas & Electric Co. 1.70%	67,548	1,570,491
		3,727,787
TOTAL UTILITIES		26,853,572
TOTAL NONCONVERTIBLE PREFERRED STOCKS		73,510,642
TOTAL PREFERRED STOCKS (Cost $191,997,225)		113,844,163
Preferred Securities - 0.4%
	Principal Amount
FINANCIALS - 0.4%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (g)(h)	$ 3,000,000	1,421,440
SunTrust Preferred Capital I 5.853% 12/15/49 (h)	1,000,000	617,014
		2,038,454
TOTAL PREFERRED SECURITIES (Cost $4,000,000)		2,038,454
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	7,045,197	7,045,197
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,553,500	1,553,500
TOTAL MONEY MARKET FUNDS (Cost $8,598,697)		8,598,697
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $29,000)	$ 29,000	$ 29,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $670,009,378)		561,313,726
NET OTHER ASSETS - (0.4)%		(2,041,589)
NET ASSETS - 100%		$ 559,272,137
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
QUIPS	-	Quarterly Income Preferred Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,382,966 or 4.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,279
Bank of America, NA	2,462
Barclays Capital, Inc.	4,104
Credit Suisse Securities (USA) LLC	203
Deutsche Bank Securities, Inc.	4,536
HSBC Securities (USA), Inc.	4,104
ING Financial Markets LLC	1,368
J.P. Morgan Securities, Inc.	9,576
Mizuho Securities USA, Inc.	684
Societe Generale, New York Branch	684
$ 29,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,520
Fidelity Securities Lending Cash Central Fund	25,954
Total	$ 64,474
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 561,313,726	$ 417,311,119	$ 141,482,507	$ 2,520,100
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,000,000
Total Realized Gain (Loss)	490,288
Total Unrealized Gain (Loss)	439,885
Cost of Purchases	-
Proceeds of Sales	(1,563,288)
Amortization/Accretion	-
Transfer in/out of Level 3	1,153,215
Ending Balance	$ 2,520,100

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.8%
BBB	2.7%
BB	2.7%
B	3.6%
CCC,CC,C	1.1%
Not Rated	1.8%
Equities	84.2%
Short-Term Investments and Net Other Assets	1.1%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $132,429,856 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $58,883,520 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,553,960 and repurchase agreements of $29,000) - See accompanying schedule: Unaffiliated issuers (cost $661,410,681)	$ 552,715,029
Fidelity Central Funds (cost $8,598,697)	8,598,697
Total Investments (cost $670,009,378)		$ 561,313,726
Cash		426
Receivable for investments sold		3,520,163
Receivable for fund shares sold		172,641
Dividends receivable		1,312,507
Interest receivable		731,242
Distributions receivable from Fidelity Central Funds		9,244
Prepaid expenses		4,179
Other receivables		377
Total assets		567,064,505

Liabilities
Payable for investments purchased	$ 4,900,594
Payable for fund shares redeemed	817,293
Accrued management fee	256,781
Distribution fees payable	76,739
Other affiliated payables	155,892
Other payables and accrued expenses	31,569
Collateral on securities loaned, at value	1,553,500
Total liabilities		7,792,368

Net Assets		$ 559,272,137
Net Assets consist of:
Paid in capital		$ 1,002,019,363
Undistributed net investment income		2,733,075
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(336,784,695)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(108,695,606)
Net Assets		$ 559,272,137

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,736,295 ÷ 8,567,211 shares)	$ 7.56

Maximum offering price per share (100/94.25 of $7.56)	$ 8.02
Class T: Net Asset Value and redemption price per share ($53,505,831 ÷ 7,085,663 shares)	$ 7.55

Maximum offering price per share (100/96.50 of $7.55)	$ 7.82
Class B: Net Asset Value and offering price per share ($14,742,474 ÷ 1,956,746 shares)A	$ 7.53

Class C: Net Asset Value and offering price per share ($36,423,886 ÷ 4,831,001 shares)A	$ 7.54

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($375,063,366 ÷ 49,457,296 shares)	$ 7.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,800,285 ÷ 1,954,019 shares)	$ 7.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 11,536,822
Interest		2,821,026
Income from Fidelity Central Funds		64,474
Total income		14,422,322

Expenses
Management fee	$ 1,499,642
Transfer agent fees	826,008
Distribution fees	454,892
Accounting and security lending fees	101,657
Custodian fees and expenses	29,150
Independent trustees' compensation	1,044
Registration fees	64,454
Audit	30,501
Legal	1,718
Miscellaneous	7,037
Total expenses before reductions	3,016,103
Expense reductions	(3,454)	3,012,649
Net investment income (loss)		11,409,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(125,873,596)
Foreign currency transactions	8,650
Total net realized gain (loss)		(125,864,946)
Change in net unrealized appreciation (depreciation) on: Investment securities	170,654,227
Assets and liabilities in foreign currencies	681
Total change in net unrealized appreciation (depreciation)		170,654,908
Net gain (loss)		44,789,962
Net increase (decrease) in net assets resulting from operations		$ 56,199,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,409,673	$ 25,756,689
Net realized gain (loss)	(125,864,946)	(200,162,356)
Change in net unrealized appreciation (depreciation)	170,654,908	(389,117,706)
Net increase (decrease) in net assets resulting from operations	56,199,635	(563,523,373)
Distributions to shareholders from net investment income	(10,353,753)	(29,829,746)
Distributions to shareholders from net realized gain	-	(76,044,131)
Total distributions	(10,353,753)	(105,873,877)
Share transactions - net increase (decrease)	(84,295,563)	(410,318,849)
Total increase (decrease) in net assets	(38,449,681)	(1,079,716,099)

Net Assets
Beginning of period	597,721,818	1,677,437,917
End of period (including undistributed net investment income of $2,733,075 and undistributed net investment income of $1,677,155, respectively)	$ 559,272,137	$ 597,721,818

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.23	.20	.19	.18	.16
Net realized and unrealized gain (loss)	.68	(5.77)	.28	1.61	1.10	1.04
Total from investment operations	.82	(5.54)	.48	1.80	1.28	1.20
Distributions from net investment income	(.13)	(.26)	(.20)	(.19)	(.19)	(.11)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.13)	(.87)	(.86)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 7.56	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	12.16%	(44.44)%	3.59%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.11%	1.10%	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.22% A	1.11%	1.10%	1.14%	1.16%	1.20% A
Expenses net of all reductions	1.22% A	1.11%	1.09%	1.14%	1.13%	1.17% A
Net investment income (loss)	4.23% A	2.05%	1.49%	1.52%	1.60%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,736	$ 70,691	$ 166,554	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to November 30, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.20	.17	.17	.16	.13
Net realized and unrealized gain (loss)	.67	(5.75)	.27	1.59	1.09	1.04
Total from investment operations	.80	(5.55)	.44	1.76	1.25	1.17
Distributions from net investment income	(.12)	(.23)	(.16)	(.16)	(.16)	(.09)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.12)	(.84)	(.82)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 7.55	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	11.86%	(44.51)%	3.34%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A	1.35%	1.32%	1.35%	1.38%	1.45% A
Expenses net of fee waivers, if any	1.47% A	1.35%	1.32%	1.35%	1.38%	1.45% A
Expenses net of all reductions	1.47% A	1.35%	1.32%	1.35%	1.35%	1.42% A
Net investment income (loss)	3.98% A	1.81%	1.27%	1.31%	1.38%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,506	$ 58,677	$ 158,962	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rate G	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to November 30, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.14	.09	.09	.09	.09
Net realized and unrealized gain (loss)	.66	(5.75)	.28	1.59	1.09	1.03
Total from investment operations	.78	(5.61)	.37	1.68	1.18	1.12
Distributions from net investment income	(.10)	(.16)	(.09)	(.08)	(.10)	(.06)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.10)	(.77)	(.75)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 7.53	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Total Return B, C, D	11.61%	(44.88)%	2.79%	14.05%	10.73%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.98% A	1.92%	1.91%	1.96%	1.96%	1.99% A
Expenses net of fee waivers, if any	1.98% A	1.92%	1.91%	1.96%	1.95%	1.95% A
Expenses net of all reductions	1.98% A	1.91%	1.91%	1.96%	1.93%	1.92% A
Net investment income (loss)	3.47% A	1.25%	.67%	.70%	.81%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,742	$ 15,375	$ 37,288	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rate G	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to November 30, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.14	.10	.10	.10	.09
Net realized and unrealized gain (loss)	.67	(5.75)	.27	1.58	1.09	1.03
Total from investment operations	.79	(5.61)	.37	1.68	1.19	1.12
Distributions from net investment income	(.10)	(.16)	(.09)	(.09)	(.10)	(.06)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.10)	(.77)	(.75)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 7.54	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Total Return B, C, D	11.73%	(44.87)%	2.84%	14.05%	10.85%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.97% A	1.88%	1.85%	1.89%	1.90%	1.94% A
Expenses net of fee waivers, if any	1.97% A	1.88%	1.85%	1.89%	1.90%	1.94% A
Expenses net of all reductions	1.97% A	1.88%	1.85%	1.88%	1.87%	1.92% A
Net investment income (loss)	3.48% A	1.29%	.74%	.78%	.86%	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,424	$ 42,499	$ 106,122	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rate G	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to November 30, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.26	.25	.24	.22	.19
Net realized and unrealized gain (loss)	.67	(5.78)	.27	1.60	1.11	1.04
Total from investment operations	.82	(5.52)	.52	1.84	1.33	1.23
Distributions from net investment income	(.14)	(.30)	(.23)	(.23)	(.22)	(.12)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.14)	(.91)	(.89)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 7.58	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Total Return B, C	12.12%	(44.24)%	3.92%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	.81%	.79%	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.97% A	.81%	.79%	.80%	.82%	.90% A
Expenses net of all reductions	.97% A	.81%	.78%	.79%	.79%	.87% A
Net investment income (loss)	4.48% A	2.35%	1.80%	1.87%	1.94%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 375,063	$ 392,340	$ 1,172,143	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rate F	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 23, 2003 (commencement of operations) to November 30, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.26	.24	.23	.22	.19
Net realized and unrealized gain (loss)	.67	(5.77)	.28	1.59	1.10	1.04
Total from investment operations	.82	(5.51)	.52	1.82	1.32	1.23
Distributions from net investment income	(.14)	(.30)	(.23)	(.22)	(.22)	(.12)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.14)	(.91)	(.89)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 7.57	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Total Return B, C	12.14%	(44.23)%	3.94%	15.24%	11.98%	12.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.95% A	.83%	.81%	.82%	.83%	.88% A
Expenses net of fee waivers, if any	.95% A	.83%	.81%	.82%	.83%	.88% A
Expenses net of all reductions	.95% A	.83%	.80%	.82%	.81%	.85% A
Net investment income (loss)	4.50% A	2.34%	1.78%	1.84%	1.93%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,800	$ 18,141	$ 36,369	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rate F	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 23, 2003 (commencement of operations) to November 30, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 41,960,951
Unrealized depreciation	(179,758,435)
Net unrealized appreciation (depreciation)	$ (137,797,484)
Cost for federal income tax purposes	$ 699,111,210

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,098,553 and $384,288,098, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 76,955	$ 1,827
Class T	.25%	.25%	128,364	-
Class B	.75%	.25%	69,111	51,871
Class C	.75%	.25%	180,462	12,916
			$ 454,892	$ 66,614

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,512
Class T	2,783
Class B*	28,057
Class C*	2,045
$ 40,397

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 96,410.31
Class T	81,627.32
Class B	22,234.32
Class C	56,742.31
Strategic Dividend and Income	546,341.31
Institutional Class	22,654.30
	$ 826,008

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19,749 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,801 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $25,954.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,454 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 1,174,096	$ 3,230,213
Class T	909,062	2,477,400
Class B	209,627	418,059
Class C	532,437	1,228,715
Strategic Dividend and Income	7,208,790	21,658,876
Institutional Class	319,741	816,483
Total	$ 10,353,753	$ 29,829,746
From net realized gain
Class A	$ -	$ 7,739,913
Class T	-	7,183,781
Class B	-	1,725,963
Class C	-	4,866,308
Strategic Dividend and Income	-	52,877,519
Institutional Class	-	1,650,647
Total	$ -	$ 76,044,131

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	741,975	3,319,824	$ 5,067,237	$ 38,753,583
Reinvestment of distributions	152,049	815,447	1,019,150	9,796,514
Shares redeemed	(2,616,763)	(6,388,586)	(17,252,783)	(67,574,934)
Net increase (decrease)	(1,722,739)	(2,253,315)	$ (11,166,396)	$ (19,024,837)
Class T
Shares sold	457,773	1,080,061	$ 2,959,608	$ 12,422,009
Reinvestment of distributions	120,173	714,773	804,753	8,638,603
Shares redeemed	(2,039,418)	(5,232,896)	(13,255,389)	(54,907,682)
Net increase (decrease)	(1,461,472)	(3,438,062)	$ (9,491,028)	$ (33,847,070)

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class B
Shares sold	160,259	365,921	$ 1,044,342	$ 4,134,888
Reinvestment of distributions	26,396	145,154	176,157	1,761,098
Shares redeemed	(474,435)	(1,085,711)	(3,085,868)	(11,650,605)
Net increase (decrease)	(287,780)	(574,636)	$ (1,865,369)	$ (5,754,619)
Class C
Shares sold	284,136	1,138,047	$ 1,889,122	$ 13,142,979
Reinvestment of distributions	63,730	398,516	425,527	4,839,623
Shares redeemed	(1,718,892)	(3,354,748)	(11,225,104)	(35,492,461)
Net increase (decrease)	(1,371,026)	(1,818,185)	$ (8,910,455)	$ (17,509,859)
Strategic Dividend and Income
Shares sold	2,131,870	7,634,377	$ 14,311,838	$ 87,326,128
Reinvestment of distributions	938,680	5,520,287	6,313,660	66,760,848
Shares redeemed	(10,509,452)	(44,199,145)	(69,108,444)	(487,932,459)
Net increase (decrease)	(7,438,902)	(31,044,481)	$ (48,482,946)	$ (333,845,483)
Institutional Class
Shares sold	173,594	942,187	$ 1,157,442	$ 10,429,556
Reinvestment of distributions	31,137	142,399	209,072	1,705,367
Shares redeemed	(884,794)	(1,182,288)	(5,745,883)	(12,471,904)
Net increase (decrease)	(680,063)	(97,702)	$ (4,379,369)	$ (336,981)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SDI-USAN-0709
1.802526.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Strategic Dividend & Income
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2009

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.22%
Actual		$ 1,000.00	$ 1,121.60	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class T	1.47%
Actual		$ 1,000.00	$ 1,118.60	$ 7.76
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.39
Class B	1.98%
Actual		$ 1,000.00	$ 1,116.10	$ 10.45
HypotheticalA		$ 1,000.00	$ 1,015.06	$ 9.95
Class C	1.97%
Actual		$ 1,000.00	$ 1,117.30	$ 10.40
HypotheticalA		$ 1,000.00	$ 1,015.11	$ 9.90
Strategic Dividend and Income	.97%
Actual		$ 1,000.00	$ 1,121.20	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.89
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,121.40	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.2	2.1
Bank of America Corp.	2.1	1.3
Wells Fargo & Co.	1.9	1.5
AT&T, Inc.	1.3	1.4
Exxon Mobil Corp.	1.3	4.2
Morgan Stanley	1.1	0.3
Simon Property Group, Inc.	1.1	0.8
Chevron Corp.	1.1	1.9
Pfizer, Inc.	1.0	0.6
Johnson & Johnson	0.8	1.2
	13.9
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.8	34.6
Energy	9.9	12.2
Information Technology	9.2	9.3
Health Care	8.6	9.0
Consumer Discretionary	8.4	7.1
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Common Stocks 63.8%		Common Stocks 62.1%
	Preferred Stocks 20.4%		Preferred Stocks 19.5%
	Convertible Bonds 12.0%		Convertible Bonds 14.2%
	Other Investments 2.7%		Other Investments 2.4%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	7.0%	** Foreign investments	7.2%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.3%
	Principal Amount	Value
Convertible Bonds - 12.0%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.2%
BorgWarner, Inc. 3.5% 4/15/12	$ 810,000	$ 992,250
Johnson Controls, Inc. 6.5% 9/30/12	70,000	129,649
		1,121,899
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	500,000	651,500
Hotels, Restaurants & Leisure - 0.1%
International Game Technology 3.25% 5/1/14 (g)	260,000	289,281
Wyndham Worldwide Corp. 3.5% 5/1/12	360,000	398,299
		687,580
Household Durables - 0.2%
Newell Rubbermaid, Inc. 5.5% 3/15/14	580,000	883,073
Media - 0.2%
Interpublic Group of Companies, Inc. 4.75% 3/15/23	440,000	372,636
Live Nation, Inc. 2.875% 7/15/27	230,000	112,884
Regal Entertainment Group 6.25% 3/15/11 (g)	300,000	285,036
		770,556
Specialty Retail - 0.0%
Charming Shoppes, Inc. 1.125% 5/1/14	120,000	67,200
United Auto Group, Inc. 3.5% 4/1/26	100,000	85,327
		152,527
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	200,000	173,000
TOTAL CONSUMER DISCRETIONARY		4,440,135
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	450,000	494,055
Food & Staples Retailing - 0.2%
Nash-Finch Co. 1.6314% 3/15/35 (e)	700,000	269,997
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	1,080,000	756,000
		1,025,997
Food Products - 0.2%
Archer Daniels Midland Co. 0.875% 2/15/14	340,000	313,242
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. 4% 6/30/13	$ 740,000	$ 611,610
Tyson Foods, Inc. 3.25% 10/15/13	480,000	507,408
		1,432,260
TOTAL CONSUMER STAPLES		2,952,312
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Schlumberger Ltd. 2.125% 6/1/23	140,000	214,018
SESI LLC 1.5% 12/15/26 (e)(g)	690,000	593,400
		807,418
Oil, Gas & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,550,000	1,226,205
Chesapeake Energy Corp. 2.5% 5/15/37	2,840,000	2,095,920
Massey Energy Co. 3.25% 8/1/15	350,000	235,620
Peabody Energy Corp. 4.75% 12/15/66	1,640,000	1,276,084
		4,833,829
TOTAL ENERGY		5,641,247
FINANCIALS - 1.1%
Capital Markets - 0.0%
GLG Partners, Inc. 5% 5/15/14 (g)	125,000	122,688
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	1,780,000	1,445,538
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. 8% 4/15/29 (g)	190,000	198,911
Health Care REIT, Inc. 4.75% 12/1/26	1,330,000	1,294,223
Host Hotels & Resorts LP 2.625% 4/15/27 (g)	735,000	606,375
SL Green Realty Corp. 3% 3/30/27 (g)	290,000	236,713
Ventas, Inc. 3.875% 11/15/11 (g)	2,570,000	2,517,264
		4,853,486
TOTAL FINANCIALS		6,421,712
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - 3.0%
Biotechnology - 0.5%
Amgen, Inc.:
0.125% 2/1/11	$ 990,000	$ 925,511
0.375% 2/1/13	1,050,000	939,750
Cephalon, Inc. 2% 6/1/15	420,000	544,950
Gilead Sciences, Inc. 0.625% 5/1/13	280,000	337,148
Protein Design Labs, Inc. 2% 2/15/12	110,000	93,069
		2,840,428
Health Care Equipment & Supplies - 1.6%
Beckman Coulter, Inc.:
2.5% 12/15/36 (g)	2,000,000	1,965,000
2.5% 12/15/36	1,430,000	1,404,975
Hologic, Inc. 2% 12/15/37 (e)	410,000	284,950
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	4,000,000	3,750,000
3% 5/15/16	410,000	384,375
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	370,000	285,867
Medtronic, Inc. 1.625% 4/15/13	590,000	541,355
		8,616,522
Health Care Providers & Services - 0.3%
Chemed Corp. 1.875% 5/15/14	150,000	110,820
LifePoint Hospitals, Inc. 3.5% 5/15/14	2,110,000	1,734,420
		1,845,240
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,030,000	1,711,088
Invitrogen Corp.:
1.5% 2/15/24	270,000	260,226
3.25% 6/15/25	270,000	271,701
		2,243,015
Pharmaceuticals - 0.2%
Mylan, Inc.:
1.25% 3/15/12	790,000	693,699
3.75% 9/15/15 (g)	450,000	511,727
		1,205,426
TOTAL HEALTH CARE		16,750,631
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Alliant Techsystems, Inc.:
2.75% 9/15/11	$ 1,000,000	$ 1,056,400
3% 8/15/24	840,000	1,012,956
		2,069,356
Airlines - 0.0%
U.S. Airways Group, Inc. 7.25% 5/15/14	250,000	193,875
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 6/1/14 (g)	360,000	356,832
United Rentals North America, Inc. 1.875% 10/15/23	140,000	126,700
		483,532
Construction & Engineering - 0.1%
Fluor Corp. 1.5% 2/15/24	210,000	354,291
Quanta Services, Inc. 3.75% 4/30/26	190,000	213,038
		567,329
Electrical Equipment - 0.2%
General Cable Corp.:
0.875% 11/15/13	570,000	531,639
1% 10/15/12	540,000	421,200
Sunpower Corp. 4.75% 4/15/14	250,000	310,725
		1,263,564
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	210,000	233,184
Machinery - 0.3%
AGCO Corp. 1.25% 12/15/36	570,000	520,581
Barnes Group, Inc.:
3.375% 3/15/27	320,000	265,600
3.75% 8/1/25	220,000	213,950
Danaher Corp. 0% 1/22/21	400,000	364,688
Terex Corp. 4% 6/1/15	450,000	471,915
		1,836,734
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12	190,000	118,047
Professional Services - 0.1%
CBIZ, Inc. 3.125% 6/1/26	270,000	230,850
FTI Consulting, Inc. 3.75% 7/15/12	170,000	286,297
		517,147
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.2%
Hertz Global Holdings, Inc. 5.25% 6/1/14	$ 840,000	$ 852,350
TOTAL INDUSTRIALS		8,135,118
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.6%
CommScope, Inc. 3.25% 7/1/15	830,000	921,091
Finisar Corp. 2.5% 10/15/10	2,250,000	1,306,125
L-3 Communications Corp. 3% 8/1/35	140,000	137,550
Lucent Technologies, Inc.:
2.875% 6/15/23	560,000	516,600
2.875% 6/15/25	630,000	397,908
		3,279,274
Computers & Peripherals - 0.3%
EMC Corp.:
1.75% 12/1/11	180,000	180,000
1.75% 12/1/13	1,240,000	1,212,658
Maxtor Corp. 2.375% 8/15/12	390,000	319,963
		1,712,621
Electronic Equipment & Components - 0.2%
Anixter International, Inc. 1% 2/15/13	160,000	136,213
FLIR Systems, Inc. 3% 6/1/23	40,000	80,964
Itron, Inc. 2.5% 8/1/26	360,000	406,908
L-1 Identity Solutions, Inc. 3.75% 5/15/27	515,000	376,671
		1,000,756
Internet Software & Services - 0.2%
VeriSign, Inc. 3.25% 8/15/37	1,410,000	1,148,175
IT Services - 0.6%
CACI International, Inc. 2.125% 5/1/14	2,820,000	2,516,850
VeriFone Holdings, Inc. 1.375% 6/15/12	1,150,000	789,935
		3,306,785
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc. 6% 5/1/15	2,240,000	1,075,200
Amkor Technology, Inc.:
2.5% 5/15/11	190,000	170,050
6% 4/15/14 (g)	610,000	975,756
Diodes, Inc. 2.25% 10/1/26	420,000	343,098
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp. 2.95% 12/15/35	$ 1,550,000	$ 1,267,885
Micron Technology, Inc.:
1.875% 6/1/14	460,000	268,520
4.25% 10/15/13	200,000	234,750
ON Semiconductor Corp. 2.625% 12/15/26	850,000	766,445
		5,101,704
Software - 0.2%
Symantec Corp.:
0.75% 6/15/11	90,000	90,801
1% 6/15/13	1,130,000	1,150,001
		1,240,802
TOTAL INFORMATION TECHNOLOGY		16,790,117
MATERIALS - 0.3%
Chemicals - 0.0%
Ferro Corp. 6.5% 8/15/13	210,000	90,048
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	200,000	318,000
Allegheny Technologies, Inc. 4.25% 6/1/14	160,000	174,099
ArcelorMittal SA 5% 5/15/14	100,000	126,630
Century Aluminum Co. 1.75% 8/1/24	520,000	356,876
Newmont Mining Corp. 3% 2/15/12	190,000	234,840
Placer Dome, Inc. 2.75% 10/15/23	150,000	236,250
		1,446,695
TOTAL MATERIALS		1,536,743
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Alaska Communication Systems Group, Inc. 5.75% 3/1/13 (g)	40,000	28,976
Qwest Communications International, Inc. 3.5% 11/15/25	670,000	675,025
Time Warner Telecom, Inc. 2.375% 4/1/26	660,000	586,608
		1,290,609
Wireless Telecommunication Services - 0.6%
American Tower Corp. 3% 8/15/12	100,000	156,510
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Leap Wireless International, Inc. 4.5% 7/15/14 (g)	$ 3,230,000	$ 2,656,675
SBA Communications Corp. 4% 10/1/14 (g)	200,000	205,010
		3,018,195
TOTAL TELECOMMUNICATION SERVICES		4,308,804
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 2.875% 12/1/24	230,000	231,817
TOTAL CONVERTIBLE BONDS		67,208,636
Nonconvertible Bonds - 2.3%
FINANCIALS - 1.9%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,350,812
Lehman Brothers Holdings, Inc. 1.5038% (d)(h)	1,000,000	100
		2,350,912
Commercial Banks - 0.7%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	1,260,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	732,500
Wells Fargo Capital XIII 7.7% (h)	2,000,000	1,560,000
		3,552,500
Diversified Financial Services - 0.8%
Goldman Sachs Capital II 5.793% (h)	2,000,000	1,160,314
JPMorgan Chase & Co. 7.9% (h)	4,000,000	3,340,120
		4,500,434
TOTAL FINANCIALS		10,403,846
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	$ 3,000,000	$ 2,160,000
TOTAL NONCONVERTIBLE BONDS		12,563,846
TOTAL CORPORATE BONDS (Cost $84,629,327)		79,772,482
Common Stocks - 63.8%
	Shares
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.6%
Autoliv, Inc.	21,700	602,826
BorgWarner, Inc.	17,500	564,375
Federal-Mogul Corp. Class A (a)	122,235	1,222,350
Johnson Controls, Inc.	48,200	960,626
		3,350,177
Diversified Consumer Services - 0.1%
Brinks Home Security Holdings, Inc. (a)	21,600	622,080
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. unit	21,300	541,872
Las Vegas Sands Corp. unit	9,270	1,546,885
McDonald's Corp.	39,849	2,350,693
WMS Industries, Inc. (a)	13,000	461,110
		4,900,560
Household Durables - 3.0%
Black & Decker Corp.	23,600	756,852
Centex Corp.	215,500	1,816,665
D.R. Horton, Inc.	192,858	1,776,222
KB Home	164,098	2,461,470
Lennar Corp. Class A	51,800	492,618
Meritage Homes Corp. (a)	175,080	3,653,920
Newell Rubbermaid, Inc.	88,100	1,014,031
Pulte Homes, Inc.	230,900	2,031,920
Ryland Group, Inc.	100,900	1,723,372
The Stanley Works	22,610	807,177
		16,534,247
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.5%
Cablevision Systems Corp. - NY Group Class A	14,700	$ 279,741
Comcast Corp. Class A	106,700	1,469,259
The Walt Disney Co.	52,800	1,278,816
		3,027,816
Multiline Retail - 0.3%
Target Corp.	36,900	1,450,170
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	18,800	800,692
Best Buy Co., Inc.	22,200	779,220
Home Depot, Inc.	56,500	1,308,540
Lowe's Companies, Inc.	79,500	1,511,295
Staples, Inc.	53,800	1,100,210
		5,499,957
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	16,500	888,030
VF Corp.	19,100	1,085,262
		1,973,292
TOTAL CONSUMER DISCRETIONARY		37,358,299
CONSUMER STAPLES - 2.3%
Beverages - 0.4%
Carlsberg AS:
Series A	11,300	757,409
Series B	2,775	177,196
The Coca-Cola Co.	30,821	1,515,160
		2,449,765
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc.	39,200	1,949,808
Winn-Dixie Stores, Inc. (a)	35,666	544,263
		2,494,071
Food Products - 1.0%
B&G Foods, Inc. unit	96,900	1,386,639
Marine Harvest ASA (a)	1,778,000	1,047,068
Ralcorp Holdings, Inc. (a)	13,900	796,053
Smithfield Foods, Inc. (a)	84,000	1,044,120
Tyson Foods, Inc. Class A	86,500	1,152,180
		5,426,060
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.1%
Energizer Holdings, Inc. (a)	13,100	$ 684,606
Tobacco - 0.3%
British American Tobacco PLC sponsored ADR	33,500	1,834,125
TOTAL CONSUMER STAPLES		12,888,627
ENERGY - 7.7%
Energy Equipment & Services - 1.7%
Nabors Industries Ltd. (a)	42,900	767,052
Patterson-UTI Energy, Inc.	37,900	543,486
Transocean Ltd. (a)	52,900	4,204,492
Weatherford International Ltd. (a)	204,700	4,237,290
		9,752,320
Oil, Gas & Consumable Fuels - 6.0%
Cabot Oil & Gas Corp.	45,700	1,605,441
Chesapeake Energy Corp.	72,700	1,647,382
Chevron Corp.	88,900	5,926,963
ConocoPhillips	36,300	1,663,992
Exxon Mobil Corp.	102,740	7,125,019
Foundation Coal Holdings, Inc.	105,400	3,093,490
Marathon Oil Corp.	42,000	1,338,960
Massey Energy Co.	76,200	1,744,218
Noble Energy, Inc.	20,700	1,231,236
Occidental Petroleum Corp.	16,100	1,080,471
Petro-Canada	16,800	730,903
Range Resources Corp.	43,400	1,988,154
Southwestern Energy Co. (a)	46,300	2,012,661
Suncor Energy, Inc.	26,000	910,881
Valero Energy Corp.	62,100	1,389,177
		33,488,948
TOTAL ENERGY		43,241,268
FINANCIALS - 26.2%
Capital Markets - 2.0%
Deutsche Bank AG (NY Shares)	28,100	1,899,841
Goldman Sachs Group, Inc.	16,100	2,327,577
Morgan Stanley	209,400	6,349,008
State Street Corp.	13,300	617,785
		11,194,211
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 3.0%
Comerica, Inc.	44,600	$ 966,928
Huntington Bancshares, Inc.	138,100	541,352
PNC Financial Services Group, Inc.	69,024	3,144,043
TCF Financial Corp. (f)	60,700	871,652
U.S. Bancorp, Delaware	27,600	529,920
Wells Fargo & Co.	417,500	10,646,250
		16,700,145
Consumer Finance - 0.1%
Capital One Financial Corp.	30,500	745,420
Diversified Financial Services - 4.3%
Bank of America Corp.	1,027,008	11,574,380
JPMorgan Chase & Co.	328,894	12,136,182
		23,710,562
Insurance - 2.1%
ACE Ltd.	28,700	1,262,513
Axis Capital Holdings Ltd.	88,718	2,118,586
Endurance Specialty Holdings Ltd.	2,908	79,883
Everest Re Group Ltd.	47,300	3,274,579
Lincoln National Corp.	115,494	2,188,611
RenaissanceRe Holdings Ltd.	26,300	1,203,751
The Travelers Companies, Inc.	32,200	1,309,252
Transatlantic Holdings, Inc.	5,800	224,518
		11,661,693
Real Estate Investment Trusts - 13.7%
Acadia Realty Trust (SBI)	55,400	743,468
Alexandria Real Estate Equities, Inc.	45,700	1,640,630
American Campus Communities, Inc.	26,800	616,132
Apartment Investment & Management Co. Class A	169,184	1,598,789
AvalonBay Communities, Inc.	25,675	1,578,499
Boston Properties, Inc.	31,714	1,532,420
Brandywine Realty Trust (SBI)	200,600	1,494,470
Camden Property Trust (SBI)	85,500	2,566,710
CBL & Associates Properties, Inc.	264,145	1,645,623
Corporate Office Properties Trust (SBI)	72,800	2,160,704
Developers Diversified Realty Corp.	237,400	1,165,634
DiamondRock Hospitality Co.	259,233	1,685,015
Digital Realty Trust, Inc.	86,000	3,076,220
Duke Realty LP	272,700	2,593,377
Equity Residential (SBI)	101,880	2,479,759
HCP, Inc.	97,400	2,262,602
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.	121,000	$ 1,992,870
Highwoods Properties, Inc. (SBI)	135,900	3,074,058
Home Properties, Inc.	44,900	1,495,170
Host Hotels & Resorts, Inc.	88,245	827,738
Inland Real Estate Corp.	169,050	1,179,969
Kimco Realty Corp.	44,538	520,649
Kite Realty Group Trust	110,500	358,020
Liberty International PLC	37,051	222,063
Omega Healthcare Investors, Inc.	52,700	841,619
Plum Creek Timber Co., Inc. (f)	51,700	1,791,405
Potlatch Corp.	66,830	1,749,609
ProLogis Trust	412,165	3,499,281
Public Storage	56,036	3,732,558
Ramco-Gershenson Properties Trust (SBI)	41,600	374,816
Rayonier, Inc.	30,620	1,224,800
Regency Centers Corp.	54,600	1,945,398
Simon Property Group, Inc.	116,851	6,248,023
SL Green Realty Corp.	113,400	2,596,860
Sunstone Hotel Investors, Inc.	405,556	2,356,280
Tanger Factory Outlet Centers, Inc.	19,800	640,728
The Macerich Co.	127,700	2,155,576
UDR, Inc.	122,800	1,350,800
Ventas, Inc.	141,900	4,308,084
Vornado Realty Trust	72,848	3,399,088
		76,725,514
Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	99,900	755,244
CB Richard Ellis Group, Inc. Class A (a)	334,100	2,438,930
Forestar Group, Inc. (a)	89,100	1,083,456
Jones Lang LaSalle, Inc.	7,400	259,370
		4,537,000
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	128,700	992,277
TOTAL FINANCIALS		146,266,822
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.9%
Biotechnology - 0.6%
Amgen, Inc. (a)	47,800	$ 2,387,132
Biogen Idec, Inc. (a)	16,200	838,998
		3,226,130
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	48,000	451,200
C.R. Bard, Inc.	13,288	949,959
Cooper Companies, Inc.	21,300	564,663
Covidien Ltd.	51,282	1,831,793
		3,797,615
Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.	22,900	849,590
Capital Senior Living Corp. (a)	10,500	46,515
Emeritus Corp. (a)	43,701	627,983
Medco Health Solutions, Inc. (a)	23,570	1,081,627
		2,605,715
Pharmaceuticals - 3.2%
Allergan, Inc.	36,000	1,588,680
Cadence Pharmaceuticals, Inc. (a)	26,100	276,660
Johnson & Johnson	81,900	4,517,604
Merck & Co., Inc.	88,200	2,432,556
Optimer Pharmaceuticals, Inc. (a)	19,400	240,754
Pfizer, Inc.	383,200	5,820,808
ViroPharma, Inc. (a)	44,000	305,800
Wyeth	57,800	2,592,908
		17,775,770
TOTAL HEALTH CARE		27,405,230
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.5%
Heico Corp. Class A	15,214	452,617
Honeywell International, Inc.	40,500	1,342,980
Lockheed Martin Corp.	9,100	761,033
		2,556,630
Airlines - 0.1%
Delta Air Lines, Inc. (a)	57,375	333,349
Building Products - 0.5%
Aaon, Inc.	6,500	135,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Masco Corp.	93,200	$ 965,552
Owens Corning (a)	111,900	1,558,767
		2,659,519
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	51,500	694,220
Republic Services, Inc.	74,270	1,692,613
		2,386,833
Electrical Equipment - 0.4%
Regal-Beloit Corp.	23,100	912,681
Rockwell Automation, Inc.	43,700	1,341,153
		2,253,834
Industrial Conglomerates - 0.1%
Textron, Inc.	68,200	784,300
Machinery - 0.6%
Cummins, Inc.	52,800	1,712,304
Danaher Corp.	22,000	1,327,700
Timken Co.	24,600	415,986
		3,455,990
Road & Rail - 0.7%
Con-way, Inc.	71,494	2,294,957
Ryder System, Inc.	29,400	828,492
Union Pacific Corp.	21,700	1,069,159
		4,192,608
Trading Companies & Distributors - 0.1%
Fastenal Co.	8,200	272,404
W.W. Grainger, Inc.	3,400	268,022
		540,426
TOTAL INDUSTRIALS		19,163,489
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.5%
Juniper Networks, Inc. (a)	115,900	2,866,207
Computers & Peripherals - 0.2%
NCR Corp. (a)	85,100	913,974
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	85,900	2,868,201
Arrow Electronics, Inc. (a)	64,033	1,548,958
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	71,500	$ 1,645,215
Flextronics International Ltd. (a)	105,400	417,384
Ingram Micro, Inc. Class A (a)	82,550	1,363,726
Tyco Electronics Ltd.	46,600	809,442
		8,652,926
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	27,100	634,411
IT Services - 0.6%
Fidelity National Information Services, Inc.	43,000	828,180
Lender Processing Services, Inc.	38,082	1,106,282
NCI, Inc. Class A (a)	58,290	1,466,576
		3,401,038
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	41,000	1,000,810
Applied Materials, Inc.	125,100	1,408,626
ASML Holding NV (NY Shares)	40,600	840,420
Atmel Corp. (a)	167,100	643,335
Fairchild Semiconductor International, Inc. (a)	161,100	1,137,366
FormFactor, Inc. (a)	48,200	874,830
Intel Corp.	138,900	2,183,508
International Rectifier Corp. (a)	38,300	554,201
KLA-Tencor Corp.	24,100	650,700
Micron Technology, Inc. (a)	176,000	890,560
National Semiconductor Corp.	40,419	561,016
ON Semiconductor Corp. (a)	411,900	2,821,515
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	107,333	1,174,223
Texas Instruments, Inc.	28,700	556,780
		15,297,890
Software - 0.3%
BMC Software, Inc. (a)	46,800	1,595,880
TOTAL INFORMATION TECHNOLOGY		33,362,326
MATERIALS - 2.6%
Chemicals - 1.5%
Albemarle Corp.	48,956	1,381,538
Arkema	16,100	441,424
Ashland, Inc.	28,300	758,440
Celanese Corp. Class A	82,100	1,683,871
Cytec Industries, Inc.	29,300	629,364
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	48,100	$ 850,408
FMC Corp.	16,800	913,080
Lubrizol Corp.	14,819	661,965
Solutia, Inc. (a)	98,620	483,238
Terra Industries, Inc.	17,700	491,883
		8,295,211
Containers & Packaging - 0.7%
Pactiv Corp. (a)	38,100	853,440
Rock-Tenn Co. Class A	16,100	617,918
Temple-Inland, Inc.	202,047	2,582,161
		4,053,519
Metals & Mining - 0.3%
Agnico-Eagle Mines Ltd. (Canada)	7,000	432,707
Goldcorp, Inc.	10,700	422,884
Newcrest Mining Ltd.	15,135	401,845
Newmont Mining Corp.	8,000	390,960
		1,648,396
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	22,200	745,476
TOTAL MATERIALS		14,742,602
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	294,715	7,305,985
Verizon Communications, Inc.	136,800	4,002,768
		11,308,753
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	313,400	1,614,010
TOTAL TELECOMMUNICATION SERVICES		12,922,763
UTILITIES - 1.7%
Electric Utilities - 0.8%
Entergy Corp.	19,600	1,462,552
Exelon Corp.	31,600	1,517,116
FirstEnergy Corp.	35,100	1,326,429
		4,306,097
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.9%
NiSource, Inc.	69,500	$ 742,955
Sempra Energy	46,600	2,128,688
Wisconsin Energy Corp.	63,400	2,501,764
		5,373,407
TOTAL UTILITIES		9,679,504
TOTAL COMMON STOCKS (Cost $380,755,129)		357,030,930
Preferred Stocks - 20.4%

Convertible Preferred Stocks - 7.2%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.3%
Autoliv, Inc. 8.00% (a)	22,900	910,275
Johnson Controls, Inc. 11.50%	5,400	539,382
		1,449,657
Automobiles - 0.1%
Ford Motor Co. Capital Trust II 6.50%	24,000	486,000
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS (a)	2,100	1,903
Media - 0.4%
Emmis Communications Corp. Series A, 6.25%	10,100	17,776
Interpublic Group of Companies, Inc. 5.25%	4,479	2,366,928
		2,384,704
TOTAL CONSUMER DISCRETIONARY		4,322,264
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Archer Daniels Midland Co. 6.25%	18,100	638,025
Bunge Ltd.:
4.875%	700	57,658
5.125%	1,800	1,101,170
		1,796,853
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chesapeake Energy Corp. 4.50%	20,500	$ 1,419,625
El Paso Corp.:
4.99% (g)	2,000	1,671,880
4.99%	2,577	2,154,217
		5,245,722
FINANCIALS - 1.6%
Capital Markets - 0.0%
Legg Mason, Inc. 7.00%	11,600	253,692
Commercial Banks - 0.6%
KeyCorp Series A, 7.75%	12,600	839,538
Wells Fargo & Co. 7.50%	3,539	2,636,555
		3,476,093
Diversified Financial Services - 0.9%
Bank of America Corp. Series L, 7.25%	1,369	1,040,440
Citigroup, Inc. Series T, 6.50%	90,200	3,512,163
United Rentals Trust I $3.25 QUIPS	14,400	204,048
		4,756,651
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	13,300	118,370
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	34,390	412,955
Simon Property Group, Inc. 6.00%	2,100	98,427
		511,382
TOTAL FINANCIALS		9,116,188
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	3,000	1,762,620
Omnicare Capital Trust II Series B, 4.00%	5,100	190,179
		1,952,799
Pharmaceuticals - 0.3%
Mylan, Inc. 6.50%	2,115	1,797,750
TOTAL HEALTH CARE		3,750,549
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Avery Dennison Corp. 7.875%	12,100	$ 353,804
Road & Rail - 0.1%
Kansas City Southern 5.125%	1,045	787,690
TOTAL INDUSTRIALS		1,141,494
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Lucent Technologies Capital Trust I 77.50%	2,200	1,067,000
MATERIALS - 1.3%
Chemicals - 0.5%
Celanese Corp. 4.25%	93,100	2,611,455
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	2,159	2,613,599
6.75%	25,700	2,171,522
		4,785,121
TOTAL MATERIALS		7,396,576
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 6.25% PIERS	7,200	330,840
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. 4.00% (g)	1,650	1,884,135
Multi-Utilities - 0.8%
CMS Energy Corp. 4.50%	70,000	4,281,900
TOTAL UTILITIES		6,166,035
TOTAL CONVERTIBLE PREFERRED STOCKS		40,333,521
Nonconvertible Preferred Stocks - 13.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	703,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
H.J. Heinz Finance Co. 8.00% (g)	30	$ 2,520,000
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	19,375	1,530,625
FINANCIALS - 6.6%
Capital Markets - 1.3%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,359,200
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	670,000
Series D, 0.00%	200,000	3,060,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,192,400
		7,281,600
Commercial Banks - 2.1%
ABN AMRO Capital Funding Trust V 5.90%	20,000	230,800
ABN AMRO Capital Funding Trust VII 6.08%	40,400	462,176
Barclays Bank PLC Series 2	40,000	644,000
BNY Capital V 5.95%	115,000	2,423,050
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	1,300,000
Keycorp Capital IX 6.75%	40,000	695,200
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	386,800
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	478,000
6.50%	40,000	696,000
6.80%	160,000	2,720,000
USB Capital XII 6.30%	80,000	1,662,400
		11,698,426
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	23,280
Diversified Financial Services - 1.4%
Bank of America Corp.:
3.00%	70,000	885,500
4.00%	97,700	1,460,615
Series D, 0.00%	20,000	312,000
Series E, 0.00%	80,000	1,225,600
Series H, 8.20%	80,000	1,520,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Bank Capital Funding Trust VIII 6.375%	80,000	$ 1,348,800
General Electric Capital Corp. 6.05%	40,000	868,000
		7,620,515
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	630,000
Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,264,000
Hospitality Properties Trust:
Series B, 8.875%	125,000	2,376,250
Series C, 7.00%	100,000	1,430,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	412,400
Public Storage Series M, 6.625%	50,000	1,035,500
Vornado Realty Trust Series E, 7.00%	40,000	741,200
		7,259,350
Thrifts & Mortgage Finance - 0.4%
Fannie Mae:
Series E, 5.10%	27,562	9,647
Series H, 5.81%	71,200	69,064
Series I, 5.375%	5,000	8,250
Series L, 5.125%	140,900	116,947
Series N, 5.50%	92,650	83,385
Series O, 7.00%	42,200	31,650
Series R, 7.65%	40,000	21,600
Series T, 8.25%	40,000	27,200
Freddie Mac:
5.30%	40,000	16,000
Series F, 5.00%	68,500	50,690
Series H, 5.10%	10,300	6,901
Series K, 5.79%	25,200	20,160
Series O, 5.81%	19,500	14,820
Series R, 5.70%	117,000	79,560
Series S, 0.00%	10,000	6,300
Series U, 5.90%	40,000	14,400
Series V, 5.57%	566,000	209,420
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series W, 5.66%	161,600	$ 56,560
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,512,000
		2,354,554
TOTAL FINANCIALS		36,867,725
MATERIALS - 0.2%
Chemicals - 0.2%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	772,101
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	2,677	140,355
TOTAL MATERIALS		912,456
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.375%	161,800	4,122,664
UTILITIES - 4.8%
Electric Utilities - 4.1%
Alabama Power Co.:
4.60%	2,000	152,000
5.20%	57,300	1,217,625
5.625%	80,000	1,500,000
6.45%	80,000	1,762,504
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	855,000
Duquesne Light Co. 6.50%	66,050	2,575,950
FPL Group Capital Trust I 5.875%	20,000	480,600
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,563,000
Mid-American Energy Co. 4.40%	5,000	312,188
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,459,602
Series D 5.00%	69,200	1,439,360
PPL Electric Utilities Corp. 6.25%	190,000	4,037,500
Southern California Edison Co.:
6.125%	35,000	2,730,000
Series C:
4.24%	54,600	944,580
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
Series C: - continued
6.00%	20,000	$ 1,558,126
Series D, 4.32%	15,000	273,750
		22,861,785
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	264,000
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,157,296
San Diego Gas & Electric Co. 1.70%	67,548	1,570,491
		3,727,787
TOTAL UTILITIES		26,853,572
TOTAL NONCONVERTIBLE PREFERRED STOCKS		73,510,642
TOTAL PREFERRED STOCKS (Cost $191,997,225)		113,844,163
Preferred Securities - 0.4%
	Principal Amount
FINANCIALS - 0.4%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (g)(h)	$ 3,000,000	1,421,440
SunTrust Preferred Capital I 5.853% 12/15/49 (h)	1,000,000	617,014
		2,038,454
TOTAL PREFERRED SECURITIES (Cost $4,000,000)		2,038,454
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	7,045,197	7,045,197
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,553,500	1,553,500
TOTAL MONEY MARKET FUNDS (Cost $8,598,697)		8,598,697
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $29,000)	$ 29,000	$ 29,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $670,009,378)		561,313,726
NET OTHER ASSETS - (0.4)%		(2,041,589)
NET ASSETS - 100%		$ 559,272,137
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
QUIPS	-	Quarterly Income Preferred Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,382,966 or 4.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,279
Bank of America, NA	2,462
Barclays Capital, Inc.	4,104
Credit Suisse Securities (USA) LLC	203
Deutsche Bank Securities, Inc.	4,536
HSBC Securities (USA), Inc.	4,104
ING Financial Markets LLC	1,368
J.P. Morgan Securities, Inc.	9,576
Mizuho Securities USA, Inc.	684
Societe Generale, New York Branch	684
$ 29,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,520
Fidelity Securities Lending Cash Central Fund	25,954
Total	$ 64,474
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 561,313,726	$ 417,311,119	$ 141,482,507	$ 2,520,100
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,000,000
Total Realized Gain (Loss)	490,288
Total Unrealized Gain (Loss)	439,885
Cost of Purchases	-
Proceeds of Sales	(1,563,288)
Amortization/Accretion	-
Transfer in/out of Level 3	1,153,215
Ending Balance	$ 2,520,100

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.8%
BBB	2.7%
BB	2.7%
B	3.6%
CCC,CC,C	1.1%
Not Rated	1.8%
Equities	84.2%
Short-Term Investments and Net Other Assets	1.1%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $132,429,856 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $58,883,520 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,553,960 and repurchase agreements of $29,000) - See accompanying schedule: Unaffiliated issuers (cost $661,410,681)	$ 552,715,029
Fidelity Central Funds (cost $8,598,697)	8,598,697
Total Investments (cost $670,009,378)		$ 561,313,726
Cash		426
Receivable for investments sold		3,520,163
Receivable for fund shares sold		172,641
Dividends receivable		1,312,507
Interest receivable		731,242
Distributions receivable from Fidelity Central Funds		9,244
Prepaid expenses		4,179
Other receivables		377
Total assets		567,064,505

Liabilities
Payable for investments purchased	$ 4,900,594
Payable for fund shares redeemed	817,293
Accrued management fee	256,781
Distribution fees payable	76,739
Other affiliated payables	155,892
Other payables and accrued expenses	31,569
Collateral on securities loaned, at value	1,553,500
Total liabilities		7,792,368

Net Assets		$ 559,272,137
Net Assets consist of:
Paid in capital		$ 1,002,019,363
Undistributed net investment income		2,733,075
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(336,784,695)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(108,695,606)
Net Assets		$ 559,272,137

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,736,295 ÷ 8,567,211 shares)	$ 7.56

Maximum offering price per share (100/94.25 of $7.56)	$ 8.02
Class T: Net Asset Value and redemption price per share ($53,505,831 ÷ 7,085,663 shares)	$ 7.55

Maximum offering price per share (100/96.50 of $7.55)	$ 7.82
Class B: Net Asset Value and offering price per share ($14,742,474 ÷ 1,956,746 shares)A	$ 7.53

Class C: Net Asset Value and offering price per share ($36,423,886 ÷ 4,831,001 shares)A	$ 7.54

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($375,063,366 ÷ 49,457,296 shares)	$ 7.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,800,285 ÷ 1,954,019 shares)	$ 7.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 11,536,822
Interest		2,821,026
Income from Fidelity Central Funds		64,474
Total income		14,422,322

Expenses
Management fee	$ 1,499,642
Transfer agent fees	826,008
Distribution fees	454,892
Accounting and security lending fees	101,657
Custodian fees and expenses	29,150
Independent trustees' compensation	1,044
Registration fees	64,454
Audit	30,501
Legal	1,718
Miscellaneous	7,037
Total expenses before reductions	3,016,103
Expense reductions	(3,454)	3,012,649
Net investment income (loss)		11,409,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(125,873,596)
Foreign currency transactions	8,650
Total net realized gain (loss)		(125,864,946)
Change in net unrealized appreciation (depreciation) on: Investment securities	170,654,227
Assets and liabilities in foreign currencies	681
Total change in net unrealized appreciation (depreciation)		170,654,908
Net gain (loss)		44,789,962
Net increase (decrease) in net assets resulting from operations		$ 56,199,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,409,673	$ 25,756,689
Net realized gain (loss)	(125,864,946)	(200,162,356)
Change in net unrealized appreciation (depreciation)	170,654,908	(389,117,706)
Net increase (decrease) in net assets resulting from operations	56,199,635	(563,523,373)
Distributions to shareholders from net investment income	(10,353,753)	(29,829,746)
Distributions to shareholders from net realized gain	-	(76,044,131)
Total distributions	(10,353,753)	(105,873,877)
Share transactions - net increase (decrease)	(84,295,563)	(410,318,849)
Total increase (decrease) in net assets	(38,449,681)	(1,079,716,099)

Net Assets
Beginning of period	597,721,818	1,677,437,917
End of period (including undistributed net investment income of $2,733,075 and undistributed net investment income of $1,677,155, respectively)	$ 559,272,137	$ 597,721,818

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.23	.20	.19	.18	.16
Net realized and unrealized gain (loss)	.68	(5.77)	.28	1.61	1.10	1.04
Total from investment operations	.82	(5.54)	.48	1.80	1.28	1.20
Distributions from net investment income	(.13)	(.26)	(.20)	(.19)	(.19)	(.11)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.13)	(.87)	(.86)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 7.56	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	12.16%	(44.44)%	3.59%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.11%	1.10%	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.22% A	1.11%	1.10%	1.14%	1.16%	1.20% A
Expenses net of all reductions	1.22% A	1.11%	1.09%	1.14%	1.13%	1.17% A
Net investment income (loss)	4.23% A	2.05%	1.49%	1.52%	1.60%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,736	$ 70,691	$ 166,554	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to November 30, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.20	.17	.17	.16	.13
Net realized and unrealized gain (loss)	.67	(5.75)	.27	1.59	1.09	1.04
Total from investment operations	.80	(5.55)	.44	1.76	1.25	1.17
Distributions from net investment income	(.12)	(.23)	(.16)	(.16)	(.16)	(.09)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.12)	(.84)	(.82)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 7.55	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	11.86%	(44.51)%	3.34%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A	1.35%	1.32%	1.35%	1.38%	1.45% A
Expenses net of fee waivers, if any	1.47% A	1.35%	1.32%	1.35%	1.38%	1.45% A
Expenses net of all reductions	1.47% A	1.35%	1.32%	1.35%	1.35%	1.42% A
Net investment income (loss)	3.98% A	1.81%	1.27%	1.31%	1.38%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,506	$ 58,677	$ 158,962	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rate G	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to November 30, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.14	.09	.09	.09	.09
Net realized and unrealized gain (loss)	.66	(5.75)	.28	1.59	1.09	1.03
Total from investment operations	.78	(5.61)	.37	1.68	1.18	1.12
Distributions from net investment income	(.10)	(.16)	(.09)	(.08)	(.10)	(.06)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.10)	(.77)	(.75)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 7.53	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Total Return B, C, D	11.61%	(44.88)%	2.79%	14.05%	10.73%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.98% A	1.92%	1.91%	1.96%	1.96%	1.99% A
Expenses net of fee waivers, if any	1.98% A	1.92%	1.91%	1.96%	1.95%	1.95% A
Expenses net of all reductions	1.98% A	1.91%	1.91%	1.96%	1.93%	1.92% A
Net investment income (loss)	3.47% A	1.25%	.67%	.70%	.81%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,742	$ 15,375	$ 37,288	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rate G	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to November 30, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.14	.10	.10	.10	.09
Net realized and unrealized gain (loss)	.67	(5.75)	.27	1.58	1.09	1.03
Total from investment operations	.79	(5.61)	.37	1.68	1.19	1.12
Distributions from net investment income	(.10)	(.16)	(.09)	(.09)	(.10)	(.06)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.10)	(.77)	(.75)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 7.54	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Total Return B, C, D	11.73%	(44.87)%	2.84%	14.05%	10.85%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.97% A	1.88%	1.85%	1.89%	1.90%	1.94% A
Expenses net of fee waivers, if any	1.97% A	1.88%	1.85%	1.89%	1.90%	1.94% A
Expenses net of all reductions	1.97% A	1.88%	1.85%	1.88%	1.87%	1.92% A
Net investment income (loss)	3.48% A	1.29%	.74%	.78%	.86%	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,424	$ 42,499	$ 106,122	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rate G	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to November 30, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.26	.25	.24	.22	.19
Net realized and unrealized gain (loss)	.67	(5.78)	.27	1.60	1.11	1.04
Total from investment operations	.82	(5.52)	.52	1.84	1.33	1.23
Distributions from net investment income	(.14)	(.30)	(.23)	(.23)	(.22)	(.12)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.14)	(.91)	(.89)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 7.58	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Total Return B, C	12.12%	(44.24)%	3.92%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	.81%	.79%	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.97% A	.81%	.79%	.80%	.82%	.90% A
Expenses net of all reductions	.97% A	.81%	.78%	.79%	.79%	.87% A
Net investment income (loss)	4.48% A	2.35%	1.80%	1.87%	1.94%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 375,063	$ 392,340	$ 1,172,143	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rate F	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 23, 2003 (commencement of operations) to November 30, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.26	.24	.23	.22	.19
Net realized and unrealized gain (loss)	.67	(5.77)	.28	1.59	1.10	1.04
Total from investment operations	.82	(5.51)	.52	1.82	1.32	1.23
Distributions from net investment income	(.14)	(.30)	(.23)	(.22)	(.22)	(.12)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.14)	(.91)	(.89)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 7.57	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Total Return B, C	12.14%	(44.23)%	3.94%	15.24%	11.98%	12.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.95% A	.83%	.81%	.82%	.83%	.88% A
Expenses net of fee waivers, if any	.95% A	.83%	.81%	.82%	.83%	.88% A
Expenses net of all reductions	.95% A	.83%	.80%	.82%	.81%	.85% A
Net investment income (loss)	4.50% A	2.34%	1.78%	1.84%	1.93%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,800	$ 18,141	$ 36,369	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rate F	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 23, 2003 (commencement of operations) to November 30, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 41,960,951
Unrealized depreciation	(179,758,435)
Net unrealized appreciation (depreciation)	$ (137,797,484)
Cost for federal income tax purposes	$ 699,111,210

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,098,553 and $384,288,098, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 76,955	$ 1,827
Class T	.25%	.25%	128,364	-
Class B	.75%	.25%	69,111	51,871
Class C	.75%	.25%	180,462	12,916
			$ 454,892	$ 66,614

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,512
Class T	2,783
Class B*	28,057
Class C*	2,045
$ 40,397

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 96,410.31
Class T	81,627.32
Class B	22,234.32
Class C	56,742.31
Strategic Dividend and Income	546,341.31
Institutional Class	22,654.30
	$ 826,008

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19,749 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,801 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $25,954.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,454 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 1,174,096	$ 3,230,213
Class T	909,062	2,477,400
Class B	209,627	418,059
Class C	532,437	1,228,715
Strategic Dividend and Income	7,208,790	21,658,876
Institutional Class	319,741	816,483
Total	$ 10,353,753	$ 29,829,746
From net realized gain
Class A	$ -	$ 7,739,913
Class T	-	7,183,781
Class B	-	1,725,963
Class C	-	4,866,308
Strategic Dividend and Income	-	52,877,519
Institutional Class	-	1,650,647
Total	$ -	$ 76,044,131

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	741,975	3,319,824	$ 5,067,237	$ 38,753,583
Reinvestment of distributions	152,049	815,447	1,019,150	9,796,514
Shares redeemed	(2,616,763)	(6,388,586)	(17,252,783)	(67,574,934)
Net increase (decrease)	(1,722,739)	(2,253,315)	$ (11,166,396)	$ (19,024,837)
Class T
Shares sold	457,773	1,080,061	$ 2,959,608	$ 12,422,009
Reinvestment of distributions	120,173	714,773	804,753	8,638,603
Shares redeemed	(2,039,418)	(5,232,896)	(13,255,389)	(54,907,682)
Net increase (decrease)	(1,461,472)	(3,438,062)	$ (9,491,028)	$ (33,847,070)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class B
Shares sold	160,259	365,921	$ 1,044,342	$ 4,134,888
Reinvestment of distributions	26,396	145,154	176,157	1,761,098
Shares redeemed	(474,435)	(1,085,711)	(3,085,868)	(11,650,605)
Net increase (decrease)	(287,780)	(574,636)	$ (1,865,369)	$ (5,754,619)
Class C
Shares sold	284,136	1,138,047	$ 1,889,122	$ 13,142,979
Reinvestment of distributions	63,730	398,516	425,527	4,839,623
Shares redeemed	(1,718,892)	(3,354,748)	(11,225,104)	(35,492,461)
Net increase (decrease)	(1,371,026)	(1,818,185)	$ (8,910,455)	$ (17,509,859)
Strategic Dividend and Income
Shares sold	2,131,870	7,634,377	$ 14,311,838	$ 87,326,128
Reinvestment of distributions	938,680	5,520,287	6,313,660	66,760,848
Shares redeemed	(10,509,452)	(44,199,145)	(69,108,444)	(487,932,459)
Net increase (decrease)	(7,438,902)	(31,044,481)	$ (48,482,946)	$ (333,845,483)
Institutional Class
Shares sold	173,594	942,187	$ 1,157,442	$ 10,429,556
Reinvestment of distributions	31,137	142,399	209,072	1,705,367
Shares redeemed	(884,794)	(1,182,288)	(5,745,883)	(12,471,904)
Net increase (decrease)	(680,063)	(97,702)	$ (4,379,369)	$ (336,981)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDI-USAN-0709
1.802528.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Strategic Dividend & Income
Fund - Institutional Class

Semiannual Report

May 31, 2009

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidleines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.22%
Actual		$ 1,000.00	$ 1,121.60	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class T	1.47%
Actual		$ 1,000.00	$ 1,118.60	$ 7.76
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.39
Class B	1.98%
Actual		$ 1,000.00	$ 1,116.10	$ 10.45
HypotheticalA		$ 1,000.00	$ 1,015.06	$ 9.95
Class C	1.97%
Actual		$ 1,000.00	$ 1,117.30	$ 10.40
HypotheticalA		$ 1,000.00	$ 1,015.11	$ 9.90
Strategic Dividend and Income	.97%
Actual		$ 1,000.00	$ 1,121.20	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.89
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,121.40	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.2	2.1
Bank of America Corp.	2.1	1.3
Wells Fargo & Co.	1.9	1.5
AT&T, Inc.	1.3	1.4
Exxon Mobil Corp.	1.3	4.2
Morgan Stanley	1.1	0.3
Simon Property Group, Inc.	1.1	0.8
Chevron Corp.	1.1	1.9
Pfizer, Inc.	1.0	0.6
Johnson & Johnson	0.8	1.2
	13.9
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.8	34.6
Energy	9.9	12.2
Information Technology	9.2	9.3
Health Care	8.6	9.0
Consumer Discretionary	8.4	7.1
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Common Stocks 63.8%		Common Stocks 62.1%
	Preferred Stocks 20.4%		Preferred Stocks 19.5%
	Convertible Bonds 12.0%		Convertible Bonds 14.2%
	Other Investments 2.7%		Other Investments 2.4%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	7.0%	** Foreign investments	7.2%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.3%
	Principal Amount	Value
Convertible Bonds - 12.0%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.2%
BorgWarner, Inc. 3.5% 4/15/12	$ 810,000	$ 992,250
Johnson Controls, Inc. 6.5% 9/30/12	70,000	129,649
		1,121,899
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	500,000	651,500
Hotels, Restaurants & Leisure - 0.1%
International Game Technology 3.25% 5/1/14 (g)	260,000	289,281
Wyndham Worldwide Corp. 3.5% 5/1/12	360,000	398,299
		687,580
Household Durables - 0.2%
Newell Rubbermaid, Inc. 5.5% 3/15/14	580,000	883,073
Media - 0.2%
Interpublic Group of Companies, Inc. 4.75% 3/15/23	440,000	372,636
Live Nation, Inc. 2.875% 7/15/27	230,000	112,884
Regal Entertainment Group 6.25% 3/15/11 (g)	300,000	285,036
		770,556
Specialty Retail - 0.0%
Charming Shoppes, Inc. 1.125% 5/1/14	120,000	67,200
United Auto Group, Inc. 3.5% 4/1/26	100,000	85,327
		152,527
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	200,000	173,000
TOTAL CONSUMER DISCRETIONARY		4,440,135
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	450,000	494,055
Food & Staples Retailing - 0.2%
Nash-Finch Co. 1.6314% 3/15/35 (e)	700,000	269,997
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	1,080,000	756,000
		1,025,997
Food Products - 0.2%
Archer Daniels Midland Co. 0.875% 2/15/14	340,000	313,242
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. 4% 6/30/13	$ 740,000	$ 611,610
Tyson Foods, Inc. 3.25% 10/15/13	480,000	507,408
		1,432,260
TOTAL CONSUMER STAPLES		2,952,312
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Schlumberger Ltd. 2.125% 6/1/23	140,000	214,018
SESI LLC 1.5% 12/15/26 (e)(g)	690,000	593,400
		807,418
Oil, Gas & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,550,000	1,226,205
Chesapeake Energy Corp. 2.5% 5/15/37	2,840,000	2,095,920
Massey Energy Co. 3.25% 8/1/15	350,000	235,620
Peabody Energy Corp. 4.75% 12/15/66	1,640,000	1,276,084
		4,833,829
TOTAL ENERGY		5,641,247
FINANCIALS - 1.1%
Capital Markets - 0.0%
GLG Partners, Inc. 5% 5/15/14 (g)	125,000	122,688
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	1,780,000	1,445,538
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. 8% 4/15/29 (g)	190,000	198,911
Health Care REIT, Inc. 4.75% 12/1/26	1,330,000	1,294,223
Host Hotels & Resorts LP 2.625% 4/15/27 (g)	735,000	606,375
SL Green Realty Corp. 3% 3/30/27 (g)	290,000	236,713
Ventas, Inc. 3.875% 11/15/11 (g)	2,570,000	2,517,264
		4,853,486
TOTAL FINANCIALS		6,421,712
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - 3.0%
Biotechnology - 0.5%
Amgen, Inc.:
0.125% 2/1/11	$ 990,000	$ 925,511
0.375% 2/1/13	1,050,000	939,750
Cephalon, Inc. 2% 6/1/15	420,000	544,950
Gilead Sciences, Inc. 0.625% 5/1/13	280,000	337,148
Protein Design Labs, Inc. 2% 2/15/12	110,000	93,069
		2,840,428
Health Care Equipment & Supplies - 1.6%
Beckman Coulter, Inc.:
2.5% 12/15/36 (g)	2,000,000	1,965,000
2.5% 12/15/36	1,430,000	1,404,975
Hologic, Inc. 2% 12/15/37 (e)	410,000	284,950
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	4,000,000	3,750,000
3% 5/15/16	410,000	384,375
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	370,000	285,867
Medtronic, Inc. 1.625% 4/15/13	590,000	541,355
		8,616,522
Health Care Providers & Services - 0.3%
Chemed Corp. 1.875% 5/15/14	150,000	110,820
LifePoint Hospitals, Inc. 3.5% 5/15/14	2,110,000	1,734,420
		1,845,240
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,030,000	1,711,088
Invitrogen Corp.:
1.5% 2/15/24	270,000	260,226
3.25% 6/15/25	270,000	271,701
		2,243,015
Pharmaceuticals - 0.2%
Mylan, Inc.:
1.25% 3/15/12	790,000	693,699
3.75% 9/15/15 (g)	450,000	511,727
		1,205,426
TOTAL HEALTH CARE		16,750,631
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Alliant Techsystems, Inc.:
2.75% 9/15/11	$ 1,000,000	$ 1,056,400
3% 8/15/24	840,000	1,012,956
		2,069,356
Airlines - 0.0%
U.S. Airways Group, Inc. 7.25% 5/15/14	250,000	193,875
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 6/1/14 (g)	360,000	356,832
United Rentals North America, Inc. 1.875% 10/15/23	140,000	126,700
		483,532
Construction & Engineering - 0.1%
Fluor Corp. 1.5% 2/15/24	210,000	354,291
Quanta Services, Inc. 3.75% 4/30/26	190,000	213,038
		567,329
Electrical Equipment - 0.2%
General Cable Corp.:
0.875% 11/15/13	570,000	531,639
1% 10/15/12	540,000	421,200
Sunpower Corp. 4.75% 4/15/14	250,000	310,725
		1,263,564
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	210,000	233,184
Machinery - 0.3%
AGCO Corp. 1.25% 12/15/36	570,000	520,581
Barnes Group, Inc.:
3.375% 3/15/27	320,000	265,600
3.75% 8/1/25	220,000	213,950
Danaher Corp. 0% 1/22/21	400,000	364,688
Terex Corp. 4% 6/1/15	450,000	471,915
		1,836,734
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12	190,000	118,047
Professional Services - 0.1%
CBIZ, Inc. 3.125% 6/1/26	270,000	230,850
FTI Consulting, Inc. 3.75% 7/15/12	170,000	286,297
		517,147
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.2%
Hertz Global Holdings, Inc. 5.25% 6/1/14	$ 840,000	$ 852,350
TOTAL INDUSTRIALS		8,135,118
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.6%
CommScope, Inc. 3.25% 7/1/15	830,000	921,091
Finisar Corp. 2.5% 10/15/10	2,250,000	1,306,125
L-3 Communications Corp. 3% 8/1/35	140,000	137,550
Lucent Technologies, Inc.:
2.875% 6/15/23	560,000	516,600
2.875% 6/15/25	630,000	397,908
		3,279,274
Computers & Peripherals - 0.3%
EMC Corp.:
1.75% 12/1/11	180,000	180,000
1.75% 12/1/13	1,240,000	1,212,658
Maxtor Corp. 2.375% 8/15/12	390,000	319,963
		1,712,621
Electronic Equipment & Components - 0.2%
Anixter International, Inc. 1% 2/15/13	160,000	136,213
FLIR Systems, Inc. 3% 6/1/23	40,000	80,964
Itron, Inc. 2.5% 8/1/26	360,000	406,908
L-1 Identity Solutions, Inc. 3.75% 5/15/27	515,000	376,671
		1,000,756
Internet Software & Services - 0.2%
VeriSign, Inc. 3.25% 8/15/37	1,410,000	1,148,175
IT Services - 0.6%
CACI International, Inc. 2.125% 5/1/14	2,820,000	2,516,850
VeriFone Holdings, Inc. 1.375% 6/15/12	1,150,000	789,935
		3,306,785
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc. 6% 5/1/15	2,240,000	1,075,200
Amkor Technology, Inc.:
2.5% 5/15/11	190,000	170,050
6% 4/15/14 (g)	610,000	975,756
Diodes, Inc. 2.25% 10/1/26	420,000	343,098
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp. 2.95% 12/15/35	$ 1,550,000	$ 1,267,885
Micron Technology, Inc.:
1.875% 6/1/14	460,000	268,520
4.25% 10/15/13	200,000	234,750
ON Semiconductor Corp. 2.625% 12/15/26	850,000	766,445
		5,101,704
Software - 0.2%
Symantec Corp.:
0.75% 6/15/11	90,000	90,801
1% 6/15/13	1,130,000	1,150,001
		1,240,802
TOTAL INFORMATION TECHNOLOGY		16,790,117
MATERIALS - 0.3%
Chemicals - 0.0%
Ferro Corp. 6.5% 8/15/13	210,000	90,048
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	200,000	318,000
Allegheny Technologies, Inc. 4.25% 6/1/14	160,000	174,099
ArcelorMittal SA 5% 5/15/14	100,000	126,630
Century Aluminum Co. 1.75% 8/1/24	520,000	356,876
Newmont Mining Corp. 3% 2/15/12	190,000	234,840
Placer Dome, Inc. 2.75% 10/15/23	150,000	236,250
		1,446,695
TOTAL MATERIALS		1,536,743
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Alaska Communication Systems Group, Inc. 5.75% 3/1/13 (g)	40,000	28,976
Qwest Communications International, Inc. 3.5% 11/15/25	670,000	675,025
Time Warner Telecom, Inc. 2.375% 4/1/26	660,000	586,608
		1,290,609
Wireless Telecommunication Services - 0.6%
American Tower Corp. 3% 8/15/12	100,000	156,510
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Leap Wireless International, Inc. 4.5% 7/15/14 (g)	$ 3,230,000	$ 2,656,675
SBA Communications Corp. 4% 10/1/14 (g)	200,000	205,010
		3,018,195
TOTAL TELECOMMUNICATION SERVICES		4,308,804
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 2.875% 12/1/24	230,000	231,817
TOTAL CONVERTIBLE BONDS		67,208,636
Nonconvertible Bonds - 2.3%
FINANCIALS - 1.9%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,350,812
Lehman Brothers Holdings, Inc. 1.5038% (d)(h)	1,000,000	100
		2,350,912
Commercial Banks - 0.7%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	1,260,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	732,500
Wells Fargo Capital XIII 7.7% (h)	2,000,000	1,560,000
		3,552,500
Diversified Financial Services - 0.8%
Goldman Sachs Capital II 5.793% (h)	2,000,000	1,160,314
JPMorgan Chase & Co. 7.9% (h)	4,000,000	3,340,120
		4,500,434
TOTAL FINANCIALS		10,403,846
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	$ 3,000,000	$ 2,160,000
TOTAL NONCONVERTIBLE BONDS		12,563,846
TOTAL CORPORATE BONDS (Cost $84,629,327)		79,772,482
Common Stocks - 63.8%
	Shares
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.6%
Autoliv, Inc.	21,700	602,826
BorgWarner, Inc.	17,500	564,375
Federal-Mogul Corp. Class A (a)	122,235	1,222,350
Johnson Controls, Inc.	48,200	960,626
		3,350,177
Diversified Consumer Services - 0.1%
Brinks Home Security Holdings, Inc. (a)	21,600	622,080
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. unit	21,300	541,872
Las Vegas Sands Corp. unit	9,270	1,546,885
McDonald's Corp.	39,849	2,350,693
WMS Industries, Inc. (a)	13,000	461,110
		4,900,560
Household Durables - 3.0%
Black & Decker Corp.	23,600	756,852
Centex Corp.	215,500	1,816,665
D.R. Horton, Inc.	192,858	1,776,222
KB Home	164,098	2,461,470
Lennar Corp. Class A	51,800	492,618
Meritage Homes Corp. (a)	175,080	3,653,920
Newell Rubbermaid, Inc.	88,100	1,014,031
Pulte Homes, Inc.	230,900	2,031,920
Ryland Group, Inc.	100,900	1,723,372
The Stanley Works	22,610	807,177
		16,534,247
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.5%
Cablevision Systems Corp. - NY Group Class A	14,700	$ 279,741
Comcast Corp. Class A	106,700	1,469,259
The Walt Disney Co.	52,800	1,278,816
		3,027,816
Multiline Retail - 0.3%
Target Corp.	36,900	1,450,170
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	18,800	800,692
Best Buy Co., Inc.	22,200	779,220
Home Depot, Inc.	56,500	1,308,540
Lowe's Companies, Inc.	79,500	1,511,295
Staples, Inc.	53,800	1,100,210
		5,499,957
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	16,500	888,030
VF Corp.	19,100	1,085,262
		1,973,292
TOTAL CONSUMER DISCRETIONARY		37,358,299
CONSUMER STAPLES - 2.3%
Beverages - 0.4%
Carlsberg AS:
Series A	11,300	757,409
Series B	2,775	177,196
The Coca-Cola Co.	30,821	1,515,160
		2,449,765
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc.	39,200	1,949,808
Winn-Dixie Stores, Inc. (a)	35,666	544,263
		2,494,071
Food Products - 1.0%
B&G Foods, Inc. unit	96,900	1,386,639
Marine Harvest ASA (a)	1,778,000	1,047,068
Ralcorp Holdings, Inc. (a)	13,900	796,053
Smithfield Foods, Inc. (a)	84,000	1,044,120
Tyson Foods, Inc. Class A	86,500	1,152,180
		5,426,060
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.1%
Energizer Holdings, Inc. (a)	13,100	$ 684,606
Tobacco - 0.3%
British American Tobacco PLC sponsored ADR	33,500	1,834,125
TOTAL CONSUMER STAPLES		12,888,627
ENERGY - 7.7%
Energy Equipment & Services - 1.7%
Nabors Industries Ltd. (a)	42,900	767,052
Patterson-UTI Energy, Inc.	37,900	543,486
Transocean Ltd. (a)	52,900	4,204,492
Weatherford International Ltd. (a)	204,700	4,237,290
		9,752,320
Oil, Gas & Consumable Fuels - 6.0%
Cabot Oil & Gas Corp.	45,700	1,605,441
Chesapeake Energy Corp.	72,700	1,647,382
Chevron Corp.	88,900	5,926,963
ConocoPhillips	36,300	1,663,992
Exxon Mobil Corp.	102,740	7,125,019
Foundation Coal Holdings, Inc.	105,400	3,093,490
Marathon Oil Corp.	42,000	1,338,960
Massey Energy Co.	76,200	1,744,218
Noble Energy, Inc.	20,700	1,231,236
Occidental Petroleum Corp.	16,100	1,080,471
Petro-Canada	16,800	730,903
Range Resources Corp.	43,400	1,988,154
Southwestern Energy Co. (a)	46,300	2,012,661
Suncor Energy, Inc.	26,000	910,881
Valero Energy Corp.	62,100	1,389,177
		33,488,948
TOTAL ENERGY		43,241,268
FINANCIALS - 26.2%
Capital Markets - 2.0%
Deutsche Bank AG (NY Shares)	28,100	1,899,841
Goldman Sachs Group, Inc.	16,100	2,327,577
Morgan Stanley	209,400	6,349,008
State Street Corp.	13,300	617,785
		11,194,211
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 3.0%
Comerica, Inc.	44,600	$ 966,928
Huntington Bancshares, Inc.	138,100	541,352
PNC Financial Services Group, Inc.	69,024	3,144,043
TCF Financial Corp. (f)	60,700	871,652
U.S. Bancorp, Delaware	27,600	529,920
Wells Fargo & Co.	417,500	10,646,250
		16,700,145
Consumer Finance - 0.1%
Capital One Financial Corp.	30,500	745,420
Diversified Financial Services - 4.3%
Bank of America Corp.	1,027,008	11,574,380
JPMorgan Chase & Co.	328,894	12,136,182
		23,710,562
Insurance - 2.1%
ACE Ltd.	28,700	1,262,513
Axis Capital Holdings Ltd.	88,718	2,118,586
Endurance Specialty Holdings Ltd.	2,908	79,883
Everest Re Group Ltd.	47,300	3,274,579
Lincoln National Corp.	115,494	2,188,611
RenaissanceRe Holdings Ltd.	26,300	1,203,751
The Travelers Companies, Inc.	32,200	1,309,252
Transatlantic Holdings, Inc.	5,800	224,518
		11,661,693
Real Estate Investment Trusts - 13.7%
Acadia Realty Trust (SBI)	55,400	743,468
Alexandria Real Estate Equities, Inc.	45,700	1,640,630
American Campus Communities, Inc.	26,800	616,132
Apartment Investment & Management Co. Class A	169,184	1,598,789
AvalonBay Communities, Inc.	25,675	1,578,499
Boston Properties, Inc.	31,714	1,532,420
Brandywine Realty Trust (SBI)	200,600	1,494,470
Camden Property Trust (SBI)	85,500	2,566,710
CBL & Associates Properties, Inc.	264,145	1,645,623
Corporate Office Properties Trust (SBI)	72,800	2,160,704
Developers Diversified Realty Corp.	237,400	1,165,634
DiamondRock Hospitality Co.	259,233	1,685,015
Digital Realty Trust, Inc.	86,000	3,076,220
Duke Realty LP	272,700	2,593,377
Equity Residential (SBI)	101,880	2,479,759
HCP, Inc.	97,400	2,262,602
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.	121,000	$ 1,992,870
Highwoods Properties, Inc. (SBI)	135,900	3,074,058
Home Properties, Inc.	44,900	1,495,170
Host Hotels & Resorts, Inc.	88,245	827,738
Inland Real Estate Corp.	169,050	1,179,969
Kimco Realty Corp.	44,538	520,649
Kite Realty Group Trust	110,500	358,020
Liberty International PLC	37,051	222,063
Omega Healthcare Investors, Inc.	52,700	841,619
Plum Creek Timber Co., Inc. (f)	51,700	1,791,405
Potlatch Corp.	66,830	1,749,609
ProLogis Trust	412,165	3,499,281
Public Storage	56,036	3,732,558
Ramco-Gershenson Properties Trust (SBI)	41,600	374,816
Rayonier, Inc.	30,620	1,224,800
Regency Centers Corp.	54,600	1,945,398
Simon Property Group, Inc.	116,851	6,248,023
SL Green Realty Corp.	113,400	2,596,860
Sunstone Hotel Investors, Inc.	405,556	2,356,280
Tanger Factory Outlet Centers, Inc.	19,800	640,728
The Macerich Co.	127,700	2,155,576
UDR, Inc.	122,800	1,350,800
Ventas, Inc.	141,900	4,308,084
Vornado Realty Trust	72,848	3,399,088
		76,725,514
Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	99,900	755,244
CB Richard Ellis Group, Inc. Class A (a)	334,100	2,438,930
Forestar Group, Inc. (a)	89,100	1,083,456
Jones Lang LaSalle, Inc.	7,400	259,370
		4,537,000
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	128,700	992,277
TOTAL FINANCIALS		146,266,822
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.9%
Biotechnology - 0.6%
Amgen, Inc. (a)	47,800	$ 2,387,132
Biogen Idec, Inc. (a)	16,200	838,998
		3,226,130
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	48,000	451,200
C.R. Bard, Inc.	13,288	949,959
Cooper Companies, Inc.	21,300	564,663
Covidien Ltd.	51,282	1,831,793
		3,797,615
Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.	22,900	849,590
Capital Senior Living Corp. (a)	10,500	46,515
Emeritus Corp. (a)	43,701	627,983
Medco Health Solutions, Inc. (a)	23,570	1,081,627
		2,605,715
Pharmaceuticals - 3.2%
Allergan, Inc.	36,000	1,588,680
Cadence Pharmaceuticals, Inc. (a)	26,100	276,660
Johnson & Johnson	81,900	4,517,604
Merck & Co., Inc.	88,200	2,432,556
Optimer Pharmaceuticals, Inc. (a)	19,400	240,754
Pfizer, Inc.	383,200	5,820,808
ViroPharma, Inc. (a)	44,000	305,800
Wyeth	57,800	2,592,908
		17,775,770
TOTAL HEALTH CARE		27,405,230
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.5%
Heico Corp. Class A	15,214	452,617
Honeywell International, Inc.	40,500	1,342,980
Lockheed Martin Corp.	9,100	761,033
		2,556,630
Airlines - 0.1%
Delta Air Lines, Inc. (a)	57,375	333,349
Building Products - 0.5%
Aaon, Inc.	6,500	135,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Masco Corp.	93,200	$ 965,552
Owens Corning (a)	111,900	1,558,767
		2,659,519
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	51,500	694,220
Republic Services, Inc.	74,270	1,692,613
		2,386,833
Electrical Equipment - 0.4%
Regal-Beloit Corp.	23,100	912,681
Rockwell Automation, Inc.	43,700	1,341,153
		2,253,834
Industrial Conglomerates - 0.1%
Textron, Inc.	68,200	784,300
Machinery - 0.6%
Cummins, Inc.	52,800	1,712,304
Danaher Corp.	22,000	1,327,700
Timken Co.	24,600	415,986
		3,455,990
Road & Rail - 0.7%
Con-way, Inc.	71,494	2,294,957
Ryder System, Inc.	29,400	828,492
Union Pacific Corp.	21,700	1,069,159
		4,192,608
Trading Companies & Distributors - 0.1%
Fastenal Co.	8,200	272,404
W.W. Grainger, Inc.	3,400	268,022
		540,426
TOTAL INDUSTRIALS		19,163,489
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.5%
Juniper Networks, Inc. (a)	115,900	2,866,207
Computers & Peripherals - 0.2%
NCR Corp. (a)	85,100	913,974
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	85,900	2,868,201
Arrow Electronics, Inc. (a)	64,033	1,548,958
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	71,500	$ 1,645,215
Flextronics International Ltd. (a)	105,400	417,384
Ingram Micro, Inc. Class A (a)	82,550	1,363,726
Tyco Electronics Ltd.	46,600	809,442
		8,652,926
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	27,100	634,411
IT Services - 0.6%
Fidelity National Information Services, Inc.	43,000	828,180
Lender Processing Services, Inc.	38,082	1,106,282
NCI, Inc. Class A (a)	58,290	1,466,576
		3,401,038
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	41,000	1,000,810
Applied Materials, Inc.	125,100	1,408,626
ASML Holding NV (NY Shares)	40,600	840,420
Atmel Corp. (a)	167,100	643,335
Fairchild Semiconductor International, Inc. (a)	161,100	1,137,366
FormFactor, Inc. (a)	48,200	874,830
Intel Corp.	138,900	2,183,508
International Rectifier Corp. (a)	38,300	554,201
KLA-Tencor Corp.	24,100	650,700
Micron Technology, Inc. (a)	176,000	890,560
National Semiconductor Corp.	40,419	561,016
ON Semiconductor Corp. (a)	411,900	2,821,515
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	107,333	1,174,223
Texas Instruments, Inc.	28,700	556,780
		15,297,890
Software - 0.3%
BMC Software, Inc. (a)	46,800	1,595,880
TOTAL INFORMATION TECHNOLOGY		33,362,326
MATERIALS - 2.6%
Chemicals - 1.5%
Albemarle Corp.	48,956	1,381,538
Arkema	16,100	441,424
Ashland, Inc.	28,300	758,440
Celanese Corp. Class A	82,100	1,683,871
Cytec Industries, Inc.	29,300	629,364
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	48,100	$ 850,408
FMC Corp.	16,800	913,080
Lubrizol Corp.	14,819	661,965
Solutia, Inc. (a)	98,620	483,238
Terra Industries, Inc.	17,700	491,883
		8,295,211
Containers & Packaging - 0.7%
Pactiv Corp. (a)	38,100	853,440
Rock-Tenn Co. Class A	16,100	617,918
Temple-Inland, Inc.	202,047	2,582,161
		4,053,519
Metals & Mining - 0.3%
Agnico-Eagle Mines Ltd. (Canada)	7,000	432,707
Goldcorp, Inc.	10,700	422,884
Newcrest Mining Ltd.	15,135	401,845
Newmont Mining Corp.	8,000	390,960
		1,648,396
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	22,200	745,476
TOTAL MATERIALS		14,742,602
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	294,715	7,305,985
Verizon Communications, Inc.	136,800	4,002,768
		11,308,753
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	313,400	1,614,010
TOTAL TELECOMMUNICATION SERVICES		12,922,763
UTILITIES - 1.7%
Electric Utilities - 0.8%
Entergy Corp.	19,600	1,462,552
Exelon Corp.	31,600	1,517,116
FirstEnergy Corp.	35,100	1,326,429
		4,306,097
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.9%
NiSource, Inc.	69,500	$ 742,955
Sempra Energy	46,600	2,128,688
Wisconsin Energy Corp.	63,400	2,501,764
		5,373,407
TOTAL UTILITIES		9,679,504
TOTAL COMMON STOCKS (Cost $380,755,129)		357,030,930
Preferred Stocks - 20.4%

Convertible Preferred Stocks - 7.2%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.3%
Autoliv, Inc. 8.00% (a)	22,900	910,275
Johnson Controls, Inc. 11.50%	5,400	539,382
		1,449,657
Automobiles - 0.1%
Ford Motor Co. Capital Trust II 6.50%	24,000	486,000
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS (a)	2,100	1,903
Media - 0.4%
Emmis Communications Corp. Series A, 6.25%	10,100	17,776
Interpublic Group of Companies, Inc. 5.25%	4,479	2,366,928
		2,384,704
TOTAL CONSUMER DISCRETIONARY		4,322,264
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Archer Daniels Midland Co. 6.25%	18,100	638,025
Bunge Ltd.:
4.875%	700	57,658
5.125%	1,800	1,101,170
		1,796,853
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chesapeake Energy Corp. 4.50%	20,500	$ 1,419,625
El Paso Corp.:
4.99% (g)	2,000	1,671,880
4.99%	2,577	2,154,217
		5,245,722
FINANCIALS - 1.6%
Capital Markets - 0.0%
Legg Mason, Inc. 7.00%	11,600	253,692
Commercial Banks - 0.6%
KeyCorp Series A, 7.75%	12,600	839,538
Wells Fargo & Co. 7.50%	3,539	2,636,555
		3,476,093
Diversified Financial Services - 0.9%
Bank of America Corp. Series L, 7.25%	1,369	1,040,440
Citigroup, Inc. Series T, 6.50%	90,200	3,512,163
United Rentals Trust I $3.25 QUIPS	14,400	204,048
		4,756,651
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	13,300	118,370
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	34,390	412,955
Simon Property Group, Inc. 6.00%	2,100	98,427
		511,382
TOTAL FINANCIALS		9,116,188
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	3,000	1,762,620
Omnicare Capital Trust II Series B, 4.00%	5,100	190,179
		1,952,799
Pharmaceuticals - 0.3%
Mylan, Inc. 6.50%	2,115	1,797,750
TOTAL HEALTH CARE		3,750,549
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Avery Dennison Corp. 7.875%	12,100	$ 353,804
Road & Rail - 0.1%
Kansas City Southern 5.125%	1,045	787,690
TOTAL INDUSTRIALS		1,141,494
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Lucent Technologies Capital Trust I 77.50%	2,200	1,067,000
MATERIALS - 1.3%
Chemicals - 0.5%
Celanese Corp. 4.25%	93,100	2,611,455
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	2,159	2,613,599
6.75%	25,700	2,171,522
		4,785,121
TOTAL MATERIALS		7,396,576
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 6.25% PIERS	7,200	330,840
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. 4.00% (g)	1,650	1,884,135
Multi-Utilities - 0.8%
CMS Energy Corp. 4.50%	70,000	4,281,900
TOTAL UTILITIES		6,166,035
TOTAL CONVERTIBLE PREFERRED STOCKS		40,333,521
Nonconvertible Preferred Stocks - 13.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	703,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
H.J. Heinz Finance Co. 8.00% (g)	30	$ 2,520,000
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	19,375	1,530,625
FINANCIALS - 6.6%
Capital Markets - 1.3%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,359,200
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	670,000
Series D, 0.00%	200,000	3,060,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,192,400
		7,281,600
Commercial Banks - 2.1%
ABN AMRO Capital Funding Trust V 5.90%	20,000	230,800
ABN AMRO Capital Funding Trust VII 6.08%	40,400	462,176
Barclays Bank PLC Series 2	40,000	644,000
BNY Capital V 5.95%	115,000	2,423,050
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	1,300,000
Keycorp Capital IX 6.75%	40,000	695,200
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	386,800
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	478,000
6.50%	40,000	696,000
6.80%	160,000	2,720,000
USB Capital XII 6.30%	80,000	1,662,400
		11,698,426
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	23,280
Diversified Financial Services - 1.4%
Bank of America Corp.:
3.00%	70,000	885,500
4.00%	97,700	1,460,615
Series D, 0.00%	20,000	312,000
Series E, 0.00%	80,000	1,225,600
Series H, 8.20%	80,000	1,520,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Bank Capital Funding Trust VIII 6.375%	80,000	$ 1,348,800
General Electric Capital Corp. 6.05%	40,000	868,000
		7,620,515
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	630,000
Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,264,000
Hospitality Properties Trust:
Series B, 8.875%	125,000	2,376,250
Series C, 7.00%	100,000	1,430,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	412,400
Public Storage Series M, 6.625%	50,000	1,035,500
Vornado Realty Trust Series E, 7.00%	40,000	741,200
		7,259,350
Thrifts & Mortgage Finance - 0.4%
Fannie Mae:
Series E, 5.10%	27,562	9,647
Series H, 5.81%	71,200	69,064
Series I, 5.375%	5,000	8,250
Series L, 5.125%	140,900	116,947
Series N, 5.50%	92,650	83,385
Series O, 7.00%	42,200	31,650
Series R, 7.65%	40,000	21,600
Series T, 8.25%	40,000	27,200
Freddie Mac:
5.30%	40,000	16,000
Series F, 5.00%	68,500	50,690
Series H, 5.10%	10,300	6,901
Series K, 5.79%	25,200	20,160
Series O, 5.81%	19,500	14,820
Series R, 5.70%	117,000	79,560
Series S, 0.00%	10,000	6,300
Series U, 5.90%	40,000	14,400
Series V, 5.57%	566,000	209,420
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series W, 5.66%	161,600	$ 56,560
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,512,000
		2,354,554
TOTAL FINANCIALS		36,867,725
MATERIALS - 0.2%
Chemicals - 0.2%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	772,101
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	2,677	140,355
TOTAL MATERIALS		912,456
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.375%	161,800	4,122,664
UTILITIES - 4.8%
Electric Utilities - 4.1%
Alabama Power Co.:
4.60%	2,000	152,000
5.20%	57,300	1,217,625
5.625%	80,000	1,500,000
6.45%	80,000	1,762,504
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	855,000
Duquesne Light Co. 6.50%	66,050	2,575,950
FPL Group Capital Trust I 5.875%	20,000	480,600
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,563,000
Mid-American Energy Co. 4.40%	5,000	312,188
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,459,602
Series D 5.00%	69,200	1,439,360
PPL Electric Utilities Corp. 6.25%	190,000	4,037,500
Southern California Edison Co.:
6.125%	35,000	2,730,000
Series C:
4.24%	54,600	944,580
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
Series C: - continued
6.00%	20,000	$ 1,558,126
Series D, 4.32%	15,000	273,750
		22,861,785
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	264,000
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,157,296
San Diego Gas & Electric Co. 1.70%	67,548	1,570,491
		3,727,787
TOTAL UTILITIES		26,853,572
TOTAL NONCONVERTIBLE PREFERRED STOCKS		73,510,642
TOTAL PREFERRED STOCKS (Cost $191,997,225)		113,844,163
Preferred Securities - 0.4%
	Principal Amount
FINANCIALS - 0.4%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (g)(h)	$ 3,000,000	1,421,440
SunTrust Preferred Capital I 5.853% 12/15/49 (h)	1,000,000	617,014
		2,038,454
TOTAL PREFERRED SECURITIES (Cost $4,000,000)		2,038,454
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	7,045,197	7,045,197
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,553,500	1,553,500
TOTAL MONEY MARKET FUNDS (Cost $8,598,697)		8,598,697
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $29,000)	$ 29,000	$ 29,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $670,009,378)		561,313,726
NET OTHER ASSETS - (0.4)%		(2,041,589)
NET ASSETS - 100%		$ 559,272,137
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
QUIPS	-	Quarterly Income Preferred Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,382,966 or 4.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,279
Bank of America, NA	2,462
Barclays Capital, Inc.	4,104
Credit Suisse Securities (USA) LLC	203
Deutsche Bank Securities, Inc.	4,536
HSBC Securities (USA), Inc.	4,104
ING Financial Markets LLC	1,368
J.P. Morgan Securities, Inc.	9,576
Mizuho Securities USA, Inc.	684
Societe Generale, New York Branch	684
$ 29,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,520
Fidelity Securities Lending Cash Central Fund	25,954
Total	$ 64,474
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 561,313,726	$ 417,311,119	$ 141,482,507	$ 2,520,100
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,000,000
Total Realized Gain (Loss)	490,288
Total Unrealized Gain (Loss)	439,885
Cost of Purchases	-
Proceeds of Sales	(1,563,288)
Amortization/Accretion	-
Transfer in/out of Level 3	1,153,215
Ending Balance	$ 2,520,100

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.8%
BBB	2.7%
BB	2.7%
B	3.6%
CCC,CC,C	1.1%
Not Rated	1.8%
Equities	84.2%
Short-Term Investments and Net Other Assets	1.1%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $132,429,856 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $58,883,520 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,553,960 and repurchase agreements of $29,000) - See accompanying schedule: Unaffiliated issuers (cost $661,410,681)	$ 552,715,029
Fidelity Central Funds (cost $8,598,697)	8,598,697
Total Investments (cost $670,009,378)		$ 561,313,726
Cash		426
Receivable for investments sold		3,520,163
Receivable for fund shares sold		172,641
Dividends receivable		1,312,507
Interest receivable		731,242
Distributions receivable from Fidelity Central Funds		9,244
Prepaid expenses		4,179
Other receivables		377
Total assets		567,064,505

Liabilities
Payable for investments purchased	$ 4,900,594
Payable for fund shares redeemed	817,293
Accrued management fee	256,781
Distribution fees payable	76,739
Other affiliated payables	155,892
Other payables and accrued expenses	31,569
Collateral on securities loaned, at value	1,553,500
Total liabilities		7,792,368

Net Assets		$ 559,272,137
Net Assets consist of:
Paid in capital		$ 1,002,019,363
Undistributed net investment income		2,733,075
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(336,784,695)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(108,695,606)
Net Assets		$ 559,272,137

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,736,295 ÷ 8,567,211 shares)	$ 7.56

Maximum offering price per share (100/94.25 of $7.56)	$ 8.02
Class T: Net Asset Value and redemption price per share ($53,505,831 ÷ 7,085,663 shares)	$ 7.55

Maximum offering price per share (100/96.50 of $7.55)	$ 7.82
Class B: Net Asset Value and offering price per share ($14,742,474 ÷ 1,956,746 shares)A	$ 7.53

Class C: Net Asset Value and offering price per share ($36,423,886 ÷ 4,831,001 shares)A	$ 7.54

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($375,063,366 ÷ 49,457,296 shares)	$ 7.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,800,285 ÷ 1,954,019 shares)	$ 7.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 11,536,822
Interest		2,821,026
Income from Fidelity Central Funds		64,474
Total income		14,422,322

Expenses
Management fee	$ 1,499,642
Transfer agent fees	826,008
Distribution fees	454,892
Accounting and security lending fees	101,657
Custodian fees and expenses	29,150
Independent trustees' compensation	1,044
Registration fees	64,454
Audit	30,501
Legal	1,718
Miscellaneous	7,037
Total expenses before reductions	3,016,103
Expense reductions	(3,454)	3,012,649
Net investment income (loss)		11,409,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(125,873,596)
Foreign currency transactions	8,650
Total net realized gain (loss)		(125,864,946)
Change in net unrealized appreciation (depreciation) on: Investment securities	170,654,227
Assets and liabilities in foreign currencies	681
Total change in net unrealized appreciation (depreciation)		170,654,908
Net gain (loss)		44,789,962
Net increase (decrease) in net assets resulting from operations		$ 56,199,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,409,673	$ 25,756,689
Net realized gain (loss)	(125,864,946)	(200,162,356)
Change in net unrealized appreciation (depreciation)	170,654,908	(389,117,706)
Net increase (decrease) in net assets resulting from operations	56,199,635	(563,523,373)
Distributions to shareholders from net investment income	(10,353,753)	(29,829,746)
Distributions to shareholders from net realized gain	-	(76,044,131)
Total distributions	(10,353,753)	(105,873,877)
Share transactions - net increase (decrease)	(84,295,563)	(410,318,849)
Total increase (decrease) in net assets	(38,449,681)	(1,079,716,099)

Net Assets
Beginning of period	597,721,818	1,677,437,917
End of period (including undistributed net investment income of $2,733,075 and undistributed net investment income of $1,677,155, respectively)	$ 559,272,137	$ 597,721,818

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.23	.20	.19	.18	.16
Net realized and unrealized gain (loss)	.68	(5.77)	.28	1.61	1.10	1.04
Total from investment operations	.82	(5.54)	.48	1.80	1.28	1.20
Distributions from net investment income	(.13)	(.26)	(.20)	(.19)	(.19)	(.11)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.13)	(.87)	(.86)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 7.56	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	12.16%	(44.44)%	3.59%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.11%	1.10%	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.22% A	1.11%	1.10%	1.14%	1.16%	1.20% A
Expenses net of all reductions	1.22% A	1.11%	1.09%	1.14%	1.13%	1.17% A
Net investment income (loss)	4.23% A	2.05%	1.49%	1.52%	1.60%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,736	$ 70,691	$ 166,554	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to November 30, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.20	.17	.17	.16	.13
Net realized and unrealized gain (loss)	.67	(5.75)	.27	1.59	1.09	1.04
Total from investment operations	.80	(5.55)	.44	1.76	1.25	1.17
Distributions from net investment income	(.12)	(.23)	(.16)	(.16)	(.16)	(.09)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.12)	(.84)	(.82)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 7.55	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	11.86%	(44.51)%	3.34%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A	1.35%	1.32%	1.35%	1.38%	1.45% A
Expenses net of fee waivers, if any	1.47% A	1.35%	1.32%	1.35%	1.38%	1.45% A
Expenses net of all reductions	1.47% A	1.35%	1.32%	1.35%	1.35%	1.42% A
Net investment income (loss)	3.98% A	1.81%	1.27%	1.31%	1.38%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,506	$ 58,677	$ 158,962	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rate G	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to November 30, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.14	.09	.09	.09	.09
Net realized and unrealized gain (loss)	.66	(5.75)	.28	1.59	1.09	1.03
Total from investment operations	.78	(5.61)	.37	1.68	1.18	1.12
Distributions from net investment income	(.10)	(.16)	(.09)	(.08)	(.10)	(.06)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.10)	(.77)	(.75)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 7.53	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Total Return B, C, D	11.61%	(44.88)%	2.79%	14.05%	10.73%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.98% A	1.92%	1.91%	1.96%	1.96%	1.99% A
Expenses net of fee waivers, if any	1.98% A	1.92%	1.91%	1.96%	1.95%	1.95% A
Expenses net of all reductions	1.98% A	1.91%	1.91%	1.96%	1.93%	1.92% A
Net investment income (loss)	3.47% A	1.25%	.67%	.70%	.81%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,742	$ 15,375	$ 37,288	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rate G	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to November 30, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.14	.10	.10	.10	.09
Net realized and unrealized gain (loss)	.67	(5.75)	.27	1.58	1.09	1.03
Total from investment operations	.79	(5.61)	.37	1.68	1.19	1.12
Distributions from net investment income	(.10)	(.16)	(.09)	(.09)	(.10)	(.06)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.10)	(.77)	(.75)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 7.54	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Total Return B, C, D	11.73%	(44.87)%	2.84%	14.05%	10.85%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.97% A	1.88%	1.85%	1.89%	1.90%	1.94% A
Expenses net of fee waivers, if any	1.97% A	1.88%	1.85%	1.89%	1.90%	1.94% A
Expenses net of all reductions	1.97% A	1.88%	1.85%	1.88%	1.87%	1.92% A
Net investment income (loss)	3.48% A	1.29%	.74%	.78%	.86%	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,424	$ 42,499	$ 106,122	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rate G	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to November 30, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.26	.25	.24	.22	.19
Net realized and unrealized gain (loss)	.67	(5.78)	.27	1.60	1.11	1.04
Total from investment operations	.82	(5.52)	.52	1.84	1.33	1.23
Distributions from net investment income	(.14)	(.30)	(.23)	(.23)	(.22)	(.12)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.14)	(.91)	(.89)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 7.58	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Total Return B, C	12.12%	(44.24)%	3.92%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	.81%	.79%	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.97% A	.81%	.79%	.80%	.82%	.90% A
Expenses net of all reductions	.97% A	.81%	.78%	.79%	.79%	.87% A
Net investment income (loss)	4.48% A	2.35%	1.80%	1.87%	1.94%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 375,063	$ 392,340	$ 1,172,143	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rate F	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 23, 2003 (commencement of operations) to November 30, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.26	.24	.23	.22	.19
Net realized and unrealized gain (loss)	.67	(5.77)	.28	1.59	1.10	1.04
Total from investment operations	.82	(5.51)	.52	1.82	1.32	1.23
Distributions from net investment income	(.14)	(.30)	(.23)	(.22)	(.22)	(.12)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-	-
Total distributions	(.14)	(.91)	(.89)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 7.57	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Total Return B, C	12.14%	(44.23)%	3.94%	15.24%	11.98%	12.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.95% A	.83%	.81%	.82%	.83%	.88% A
Expenses net of fee waivers, if any	.95% A	.83%	.81%	.82%	.83%	.88% A
Expenses net of all reductions	.95% A	.83%	.80%	.82%	.81%	.85% A
Net investment income (loss)	4.50% A	2.34%	1.78%	1.84%	1.93%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,800	$ 18,141	$ 36,369	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rate F	116% A	114%	90%	125%	64%	66% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 23, 2003 (commencement of operations) to November 30, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 41,960,951
Unrealized depreciation	(179,758,435)
Net unrealized appreciation (depreciation)	$ (137,797,484)
Cost for federal income tax purposes	$ 699,111,210

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,098,553 and $384,288,098, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 76,955	$ 1,827
Class T	.25%	.25%	128,364	-
Class B	.75%	.25%	69,111	51,871
Class C	.75%	.25%	180,462	12,916
			$ 454,892	$ 66,614

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,512
Class T	2,783
Class B*	28,057
Class C*	2,045
$ 40,397

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 96,410.31
Class T	81,627.32
Class B	22,234.32
Class C	56,742.31
Strategic Dividend and Income	546,341.31
Institutional Class	22,654.30
	$ 826,008

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19,749 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,801 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $25,954.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,454 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 1,174,096	$ 3,230,213
Class T	909,062	2,477,400
Class B	209,627	418,059
Class C	532,437	1,228,715
Strategic Dividend and Income	7,208,790	21,658,876
Institutional Class	319,741	816,483
Total	$ 10,353,753	$ 29,829,746
From net realized gain
Class A	$ -	$ 7,739,913
Class T	-	7,183,781
Class B	-	1,725,963
Class C	-	4,866,308
Strategic Dividend and Income	-	52,877,519
Institutional Class	-	1,650,647
Total	$ -	$ 76,044,131

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	741,975	3,319,824	$ 5,067,237	$ 38,753,583
Reinvestment of distributions	152,049	815,447	1,019,150	9,796,514
Shares redeemed	(2,616,763)	(6,388,586)	(17,252,783)	(67,574,934)
Net increase (decrease)	(1,722,739)	(2,253,315)	$ (11,166,396)	$ (19,024,837)
Class T
Shares sold	457,773	1,080,061	$ 2,959,608	$ 12,422,009
Reinvestment of distributions	120,173	714,773	804,753	8,638,603
Shares redeemed	(2,039,418)	(5,232,896)	(13,255,389)	(54,907,682)
Net increase (decrease)	(1,461,472)	(3,438,062)	$ (9,491,028)	$ (33,847,070)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class B
Shares sold	160,259	365,921	$ 1,044,342	$ 4,134,888
Reinvestment of distributions	26,396	145,154	176,157	1,761,098
Shares redeemed	(474,435)	(1,085,711)	(3,085,868)	(11,650,605)
Net increase (decrease)	(287,780)	(574,636)	$ (1,865,369)	$ (5,754,619)
Class C
Shares sold	284,136	1,138,047	$ 1,889,122	$ 13,142,979
Reinvestment of distributions	63,730	398,516	425,527	4,839,623
Shares redeemed	(1,718,892)	(3,354,748)	(11,225,104)	(35,492,461)
Net increase (decrease)	(1,371,026)	(1,818,185)	$ (8,910,455)	$ (17,509,859)
Strategic Dividend and Income
Shares sold	2,131,870	7,634,377	$ 14,311,838	$ 87,326,128
Reinvestment of distributions	938,680	5,520,287	6,313,660	66,760,848
Shares redeemed	(10,509,452)	(44,199,145)	(69,108,444)	(487,932,459)
Net increase (decrease)	(7,438,902)	(31,044,481)	$ (48,482,946)	$ (333,845,483)
Institutional Class
Shares sold	173,594	942,187	$ 1,157,442	$ 10,429,556
Reinvestment of distributions	31,137	142,399	209,072	1,705,367
Shares redeemed	(884,794)	(1,182,288)	(5,745,883)	(12,471,904)
Net increase (decrease)	(680,063)	(97,702)	$ (4,379,369)	$ (336,981)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDII-USAN-0709
1.802530.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 23, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 23, 2009